UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Alabama Municipal Bond Fund

12/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.7%
Airport & Port Revenue – 3.2%
Alabama Port Authority Docks Facility, NATL, 5.25%, 2026 (c)	$1,000,000	$1,033,460
Alabama Port Authority Docks Facility, 6%, 2040	500,000	477,960
Birmingham, AL, Airport Authority Rev., N, 5.25%, 2030	1,000,000	987,980

		$2,499,400

General Obligations - General Purpose – 6.4%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,046,330
Boaz, AL, School Warrants, “A”, SYNCORA, 5%, 2029	650,000	637,696
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	180,000	170,455
Commonwealth of Puerto Rico, “A”, 6%, 2038	305,000	309,770
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2029	250,000	251,550
Madison, AL, Refunding Warrants, 5.15%, 2039	1,000,000	957,080
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	310,000	293,942
State of California, 6%, 2039	550,000	560,879
Tuscaloosa, AL, “A”, 5.125%, 2039	750,000	748,335

		$4,976,037

General Obligations - Improvement – 3.4%
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	$890,000	$756,367
Guam Government, “A”, 6.75%, 2029	260,000	274,505
Guam Government, “A”, 7%, 2039	60,000	63,229
Montgomery, AL, Warrants, SYNCORA, 5%, 2028	500,000	513,555
Montgomery, AL, Warrants, “A”, 5%, 2030	1,000,000	1,017,480

		$2,625,136

General Obligations - Schools – 8.9%
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020	$2,015,000	$2,003,555
Huntsville, AL, School Warrants, “B”, 5%, 2029	500,000	515,355
Jefferson County, AL, School Warrants, AGM, 5.5%, 2020	1,750,000	1,653,820
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	872,590
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	972,550
Sumter County, AL, School Warrants, 5.2%, 2039	1,000,000	894,630

		$6,912,500

Healthcare Revenue - Hospitals – 17.8%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$200,000	$206,472
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	750,000	720,510
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,504,170
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	729,848
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	424,650
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 2039	750,000	784,680
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	300,000	299,274
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (b)	1,000,000	996,810
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	435,000	424,416
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	875,000	819,411
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 2030	1,000,000	926,140
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	255,000	272,286
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	265,000	234,930
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2032	1,065,000	1,015,147

1

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2030	$500,000	$466,860
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	447,840
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	370,000	369,571
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	445,000	427,552
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	498,950
University of Alabama, Birmingham Hospital Rev., “A”, NATL, 5%, 2041	1,650,000	1,470,150
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	505,000	528,952
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	340,000	302,318

		$13,870,937

Industrial Revenue - Other – 0.5%
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016	$400,000	$414,844

Industrial Revenue - Paper – 1.8%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$200,000	$178,016
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2024 (c)	500,000	566,900
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	750,000	683,558

		$1,428,474

Miscellaneous Revenue - Other – 0.1%
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	$370,000	$108,521

Multi-Family Housing Revenue – 2.3%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$860,000	$823,639
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	960,000	979,805

		$1,803,444

Sales & Excise Tax Revenue – 2.2%
Baldwin County, AL, Board of Education, Capital Outlay, School Warrants, AMBAC, 5%, 2029	$1,000,000	$1,018,110
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	400,000	393,820
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	325,000	317,915

		$1,729,845

Single Family Housing - State – 1.3%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$25,000	$25,064
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	660,000	667,234
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “A-2”, GNMA, 5.4%, 2022	320,000	321,242
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	25,000	25,064

		$1,038,604

State & Local Agencies – 5.9%
Alabama Incentives Financing Authority Special Obligations, “A”, 5%, 2029	$1,000,000	$989,170

2

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Alabama Public School & College Authority Rev., “A”, 5%, 2029	$1,000,000	$1,164,700
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 2030	385,000	373,342
Leeds Public Educational Building Authority, Educational Facilities Rev., ASSD GTY, 5.125%, 2033	500,000	497,660
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	145,000	149,524
Mobile, AL, Public Educational Building Authority Rev., “A”, ASSD GTY, 5%, 2033	1,500,000	1,454,940

		$4,629,336

Tax - Other – 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$95,000	$94,489
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	30,000	29,366
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	65,000	60,604
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	65,000	62,759
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	400,000	373,640
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	235,000	237,519

		$858,377

Universities - Colleges – 17.7%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community
College), ASSD GTY, 5%, 2034	$1,300,000	$1,236,274
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5%, 2038	1,000,000	966,680
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 2039	1,000,000	1,034,340
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,008,670
Auburn University, General Fee Rev., AGM, 5%, 2038 (f)	2,000,000	1,973,460
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	550,000	563,173
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 2038	1,000,000	944,050
Troy University, Facilities Rev., “A”, ASSD GTY, 4.5%, 2028	1,000,000	907,230
University of Alabama, General Rev., NATL, 5%, 2034	2,000,000	1,980,900
University of Alabama, General Rev., “A”, NATL, 5%, 2029	1,000,000	1,019,530
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,005,540
University of South Alabama, University Rev., AMBAC, 5%, 2030	1,000,000	990,010
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	144,985

		$13,774,842

Utilities - Investor Owned – 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	$70,000	$74,692

Utilities - Municipal Owned – 3.8%
Alabama Municipal Electric Power Authority, “A”, NATL, 5%, 2023	$1,000,000	$1,019,660
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, 5%, 2037	1,000,000	965,750
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	138,843
Puerto Rico Electric Power Authority, Power Rev., “V”, AGM, 5.25%, 2027	450,000	462,020
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022	400,000	400,912

		$2,987,185

Utilities - Other – 1.7%
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 2025	$1,000,000	$1,038,070
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	295,000	294,776

		$1,332,846

Water & Sewer Utility Revenue – 19.5%
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “A”, AMBAC, 6%, 2021	$725,000	$726,385
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “C”, AMBAC, 5.75%, 2018	1,000,000	1,003,410

3

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Alabaster, AL, Sewer Rev., NATL, 5%, 2029	$750,000	$671,865
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 4.75%, 2033	1,500,000	1,368,630
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	1,000,000	950,530
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FGIC, 5%, 2034	1,365,000	1,286,731
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 4.5%, 2035	400,000	358,392
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 5%, 2040	1,190,000	1,110,770
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	750,000	725,895
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,013,140
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	185,000	210,230
Huntsville, AL, Water System Rev., AGM, 5%, 2033	1,000,000	993,200
Limestone County, AL, Water & Sewer Authority Water Rev., ASSD GTY, 5%, 2039	1,000,000	918,080
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., AGM, 5%, 2024	1,000,000	1,042,940
Phenix City, AL, Water & Sewer Rev., “A”, ASSD GTY, 5%, 2034	1,000,000	994,460
Tuscumbia, AL, Water & Sewer Rev., AGM, 4.5%, 2040	1,000,000	860,430

		$15,235,088

Total Municipal Bonds		$76,300,108

Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	880,768	$880,768

Total Investments		$77,180,876

Other Assets, Less Liabilities – 1.2%		909,931

Net Assets – 100.0%		$78,090,807

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Alabama Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$76,300,108	$—	$76,300,108
Mutual Funds	880,768	—	—	880,768

Total Investments	$880,768	$76,300,108	$—	$77,180,876

Other Financial Instruments
Futures	$100,446	$—	$—	$100,446

For further information regarding security characteristics, see the Portfolio of Investments

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$78,171,597

Gross unrealized appreciation	$1,189,020
Gross unrealized depreciation	(2,179,741)

Net unrealized appreciation (depreciation)	$(990,721)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

MFS Alabama Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(3) Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	13	$1,587,625	March-11	$64,548
U.S. Treasury Note 10 yr (Short)	USD	9	1,083,938	March-11	35,898

					$100,446

At December 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	583,601	19,066,564	(18,769,397)	880,768

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,205	$880,768

6

MFS® Arkansas Municipal Bond Fund

12/31/10
Quarterly portfolio holdings

INVESTMENT MANAGEMENT

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.1%
Airport & Port Revenue – 0.4%
Little Rock, AR, Airport Rev., “A”, AGM, 5.25%, 2019	$800,000	$801,032

General Obligations - General Purpose – 5.2%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,556,438
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	920,000	912,980
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	335,000	317,235
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	568,758
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	363,274
Little Rock, AR, Library Construction & Improvement, 5%, 2027	500,000	512,075
Little Rock, AR, Library Construction & Improvement, 5%, 2028	500,000	508,000
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	1,934,980
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	404,435
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	427,804
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,255,000	1,214,376
State of California, 6%, 2039	1,160,000	1,182,945

		$9,903,300

General Obligations - Improvement – 0.4%
Guam Government, “A”, 6.75%, 2029	$515,000	$543,732
Guam Government, “A”, 5.25%, 2037	255,000	207,838
Guam Government, “A”, 7%, 2039	65,000	68,498

		$820,068

General Obligations - Schools – 13.3%
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2012 (c)	$1,200,000	$1,181,964
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2013 (c)	1,000,000	968,150
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2014 (c)	1,150,000	1,085,577
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2015 (c)	1,100,000	1,006,346
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,793,333
Bentonville, AR, School District No. 6, “A”, 4.5%, 2037	3,000,000	2,740,800
Bentonville, AR, School District No. 6, “A”, 4.5%, 2040	3,000,000	2,720,160
Cabot, AR, School District No. 4, Lonoke County, “A”, N, AMBAC, 4.7%, 2038	1,500,000	1,408,200
Crittenden County, AR, Community College District, 4.6%, 2035	285,000	261,297
Crittenden County, AR, Community College District, 4.7%, 2040	625,000	573,144
Lincoln, AR, School District No. 48, 4%, 2032	720,000	642,017
Lincoln, AR, School District No. 48, 4.125%, 2037	1,965,000	1,715,013
Little Rock, AR, School District, 4%, 2033	2,000,000	1,718,020
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,390,129
Pine Bluff, AR, School District No. 003, 4.75%, 2033	565,000	566,814
Pine Bluff, AR, School District No. 003, AGM, 4.125%, 2034	2,070,000	1,727,933
Pulaski, AR, Special School District Construction, 5%, 2035	2,000,000	1,932,040
Rogers, AR, School District Number 030, 4.75%, 2032	935,000	874,664
Van Buren, AR, School District No. 42, ST AID, 4.5%, 2031	375,000	338,783
Van Buren, AR, School District No. 42, ST AID, 4.625%, 2033	745,000	669,800

		$25,314,184

Healthcare Revenue - Hospitals – 12.7%
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, NATL, 5%, 2013	$2,955,000	$3,093,974
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	751,950
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	947,090
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), AGM, 5.25%, 2045	1,500,000	1,375,410
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	420,000	409,781
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	375,000	363,360

1

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	$825,000	$755,197
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	170,000	171,255
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	510,000	544,573
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	1,088,005
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021	1,000,000	1,005,720
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	275,000	269,550
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	545,000	540,308
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	395,000	393,878
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	470,000	416,669
Mena, AR, Hospital Rev., 4.25%, 2021	400,000	371,536
Mena, AR, Hospital Rev., 4.6%, 2024	615,000	564,736
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	110,000	105,131
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,105,000	1,059,916
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	355,000	354,588
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	490,000	480,533
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022	500,000	503,745
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	685,000	711,044
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital Foundation), AGM, 4%, 2020	1,000,000	983,390
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2034	750,000	757,298
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2039	1,375,000	1,386,578
Sebastian County, AR, Health Facilities Board Hospital Rev., “A”, 5.25%, 2021	1,000,000	1,048,020
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	850,000	816,672
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	902,840
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	990,000	1,036,956
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	675,000	600,190
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	450,000	441,450

		$24,251,343

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$335,000	$320,843

Industrial Revenue - Paper – 0.1%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$251,805

Multi-Family Housing Revenue – 0.5%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,002,190

Sales & Excise Tax Revenue – 4.5%
Bentonville, AR, Sales & Use Tax, N, AMBAC, 4.375%, 2025	$1,000,000	$961,390
Bentonville, AR, Sales & Use Tax, 4%, 2026	1,310,000	1,161,079

2

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$1,000,000	$1,058,530
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	994,396
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,730,000	1,630,196
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	815,000	836,435
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	820,000	767,963
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	9,770,000	422,943
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	760,000	743,432

		$8,576,364

Single Family Housing - Local – 3.5%
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., ETM, FGIC, 7.4%, 2011 (c)	$4,000,000	$4,181,720
Pulaski County, AR, Public Facilities Board Rev., Capital Appreciation, “C”, FNMA, 0%, 2014	2,750,000	2,504,425

		$6,686,145

Single Family Housing - State – 5.8%
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	$140,000	$130,584
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.35%, 2027	1,560,000	1,536,491
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.625%, 2035	910,000	956,146
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “E”, GNMA, 5.4%, 2034	650,000	644,020
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “I”, GNMA, 5.3%, 2033	130,000	130,010
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	805,000	742,580
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	1,440,000	1,448,467
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	445,000	441,364
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 2028	3,000,000	3,068,070
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program, ETM, 8.375%, 2011 (c)	1,000,000	1,039,160
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2040	1,080,000	952,657

		$11,089,549

State & Local Agencies – 5.4%
Arkansas Development Finance Authority Rev., AGM, 5%, 2034	$1,000,000	$1,018,110
Arkansas Development Finance Authority Rev., “A”, AGM, 5%, 2014	435,000	486,182
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 2034	500,000	466,760
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	2,500,000	2,428,125
Arkansas Development Finance Authority, Public Purpose Rev. (Arkansas Game & Fish Commission), AGM, 5%, 2027	3,205,000	3,342,655
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	285,000	277,433
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	765,000	779,351
Springdale, AR, Sales & Use Tax Rev., 5%, 2015	1,420,000	1,535,162

		$10,333,778

Tax - Other – 3.7%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$2,000,000	$2,102,360

3

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$490,000	$487,364
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	65,000	63,627
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	2,400,000	2,663,184
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	135,000	125,870
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	150,000	134,451
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	135,000	130,347
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	940,000	878,054
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	505,000	510,414

		$7,095,671

Tobacco – 1.0%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2026	$2,000,000	$904,400
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2027	1,940,000	808,398
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	245,082

		$1,957,880

Transportation - Special Tax – 1.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$1,370,000	$1,343,860
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “G”, 5%, 2023	750,000	737,018
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	490,000	454,210

		$2,535,088

Universities - Colleges – 21.4%
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2035	$1,000,000	$890,130
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021	1,240,000	1,243,336
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	530,135
Arkansas University Rev. (Student Fee), AMBAC, 5%, 2032	2,595,000	2,525,454
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B”, 5%, 2035	1,000,000	905,640
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	750,000	767,963
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,615,850
University of Arkansas Rev. (Fort Smith Campus), 5%, 2028	860,000	876,512
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4.75%, 2034	1,000,000	944,000
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	750,720
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	989,190
University of Arkansas, Administration Building Rev. , “A”, 5%, 2038	1,000,000	980,780
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,585,482
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2026	1,405,000	1,453,262
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2027	2,180,000	2,247,079
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2034	3,200,000	3,151,584
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,211,064
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,006,430
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,034,400
University of Arkansas, University Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,493,275
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2016	750,000	816,443
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2017	725,000	780,267
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2018	795,000	852,383
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2019	320,000	339,942

4

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%,
2036	$2,500,000	$2,457,100
University of California Rev., “J”, AGM, 4.5%, 2035	1,275,000	1,092,522
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 2040	4,000,000	3,270,880
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	989,933

		$40,801,756

Utilities - Investor Owned – 1.7%
Delaware Economic Development Authority Rev. (Indian River Power LLC), 5.375%, 2045	$865,000	$761,390
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	710,000	661,890
Independence County, AR, Pollution Control Rev., N, AMBAC, 4.9%, 2022	1,000,000	1,004,680
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	750,000	752,618

		$3,180,578

Utilities - Municipal Owned – 6.7%
Benton, AR, Public Utility Revenue, AMBAC, 5%, 2031	$1,500,000	$1,443,810
Benton, AR, Utilities Rev., AMBAC, 5%, 2030	470,000	470,263
Benton, AR, Utilities Rev., AMBAC, 5%, 2036	1,000,000	926,630
Guam Power Authority Rev., “A”, 5.5%, 2030	450,000	428,625
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	730,000	760,602
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	261,665
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2015	6,000,000	6,585,000
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 2030	1,000,000	963,380
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	470,000	453,122
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	435,000	404,859

		$12,697,956

Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$300,000	$295,890
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	155,000	152,078

		$447,968

Water & Sewer Utility Revenue – 10.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$1,200,000	$1,179,408
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,013,140
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	375,000	426,143
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 2032 (f)	2,000,000	2,008,760
Fort Smith, AR, Water & Sewer Rev., “C”, AGM, 5.25%, 2020	1,315,000	1,350,729
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 2037	1,260,000	1,162,476
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	779,610
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,055,430
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 2033	750,000	652,033
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 2037	3,000,000	2,901,000
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022	1,750,000	1,772,365
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	1,535,000	1,541,585
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	981,380
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,325,000	1,208,175

		$19,032,234

Total Municipal Bonds		$187,099,732

5

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 0.1%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	176,627	$176,627

Total Investments		$187,276,359

Other Assets, Less Liabilities – 1.8%		3,432,074

Net Assets 100.0%		$190,708,433

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven - day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
ST AID	State Aid
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Arkansas Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$187,099,732	$—	$187,099,732
Mutual Funds	176,627	—	—	176,627

Total Investments	$176,627	$187,099,732	$—	$187,276,359

Other Financial Instruments
Futures	$177,043	$—	$—	$177,043

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$189,707,290

Gross unrealized appreciation	$4,242,450
Gross unrealized depreciation	(6,673,381)

Net unrealized appreciation (depreciation)	$(2,430,931)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

MFS Arkansas Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10

(3) Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	22	$2,686,750	March -2011	$109,235
U.S. Treasury Note 10 yr (Short)	USD	17	2,047,438	March -2011	67,808

					177,043

At December 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,133,873	43,774,538	(48,731,784)	176,627

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,853	$176,627

8

MFS® California Municipal Bond Fund

12/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.2%
Airport & Port Revenue – 3.2%
Orange County, CA, Airport Rev., “A”, 5%, 2031	$1,310,000	$1,254,915
Port of Oakland, CA, “A”, NATL, 5%, 2026	2,880,000	2,614,262
Sacramento County, CA, Airport Systems Rev., 5%, 2040	2,000,000	1,803,900
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2040	3,000,000	2,664,210
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,391,361

		$10,728,648

General Obligations - General Purpose – 3.4%
State of California, 5%, 2034	$2,200,000	$1,980,110
State of California, 6%, 2039	3,000,000	3,059,340
State of California, 5.5%, 2040	4,000,000	3,881,040
State of California, 5.25%, 2040	2,775,000	2,585,412

		$11,505,902

General Obligations - Improvement – 0.3%
Guam Government, “A”, 6.75%, 2029	$85,000	$89,742
Guam Government, “A”, 5.25%, 2037	815,000	664,266
Guam Government, “A”, 7%, 2039	95,000	100,112

		$854,120

General Obligations - Schools – 12.0%
Antelope Valley, CA (Union High School), “A”, NATL, 5%, 2027	$1,400,000	$1,411,032
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	4,335,000	1,343,026
Cabrillo, CA, Community College District, Capital Appreciation, “A”, NATL, 0%, 2028	1,000,000	332,240
Campbell, CA, Union School District, Capital Appreciation, “A”, 0%, 2035	4,000,000	1,975,040
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,199,990
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	1,090,000	1,056,875
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2032	1,000,000	236,650
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2033	3,000,000	651,060
Colton, CA, Joint Union School District, “A”, FGIC, 5.375%, 2026	1,200,000	1,251,732
Coronado, CA, Union School District, “A”, 5.7%, 2020	1,285,000	1,301,538
El Monte, CA, Union High School District (Election of 2008), “A”, ASSD GTY, 5.5%, 2034	2,000,000	2,011,920
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation,”A”, ASSD GTY, 0%, 2034	1,000,000	539,540
Foothill-De Anza, CA, Community College District (Election of 1999), Capital Appreciation, “B”, FGIC, 0%, 2025	1,500,000	667,905
Glendale, CA, Community College District (Election 2002), “D”, NATL, 5%, 2031	2,710,000	2,594,852
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	3,485,000	766,108
Long Beach, CA, Community College District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 2028	1,375,000	428,588
Los Angeles, CA, Unified School District, “D”, 5%, 2034	2,000,000	1,880,320
Menlo Park, CA, City School District (Election of 2006), Capital Appreciation, 0%, 2041	7,080,000	949,286
Menlo Park, CA, City School District (Election of 2006), Capital Appreciation, 0%, 2044	5,000,000	1,585,300
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 2034	2,395,000	2,344,178
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	3,000,000	643,170
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 2028	1,440,000	454,709
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 2029	3,385,000	1,067,764

1

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Natomas Union School District (Election of 2002), “B”, FGIC, 5%, 2028	$1,430,000	$1,274,888
Oceanside, CA, Union School District (Election of 2000), “C”, NATL, 5.25%, 2032	1,940,000	1,940,795
Oceanside, CA, Union School District, Capital Appreciation, ASSD GTY, 0%, 2031	3,210,000	847,408
Sacramento, CA, City Unified School District, Capital Appreciation, AGM, 0%, 2025	5,510,000	2,326,542
San Diego, CA, Community College (Election of 2002), 5.25%, 2033	875,000	876,164
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,018,435
Santa Barbara, CA, Community College District, “A”, 5.25%, 2033	2,000,000	2,014,820
Santa Monica, CA, Community College District (Election of 2002), Capital Appreciation, “C”, NATL, 0%, 2027	2,000,000	741,760
Shasta, CA, Union High School District (Election 2001), Capital Appreciation, NATL, 0%, 2027	2,020,000	666,176
Walnut Valley, CA, Union School District (Election of 2000), Capital Appreciation, “E”, AGM, 0%, 2028	1,535,000	497,125
Washington, CA, Union School District, (Election of 1999), “A”, FGIC, 5.625%, 2021	1,000,000	1,040,220
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	1,690,000	502,353

		$40,439,509

Healthcare Revenue - Hospitals – 22.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$2,020,920
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), 6.25%, 2039	1,000,000	1,054,860
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 2029	1,500,000	1,551,345
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 2023	2,000,000	2,034,360
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2027	1,000,000	946,430
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2039	2,835,000	2,564,853
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 2029	2,000,000	2,054,320
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 2039	1,000,000	963,590
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,625,775
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2038	1,750,000	1,895,565
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2036	1,000,000	906,220
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	1,000,000	1,008,000
California Health Facilities Financing Authority Rev. (Stanford Hospital), “B”, 5.25%, 2031	2,000,000	1,974,900
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	3,000,000	2,611,860
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,514,870
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5.75%, 2040	1,000,000	926,710
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.25%, 2037	2,000,000	1,646,820
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.5%, 2039	1,000,000	845,680
California Statewide Communities Development Authority Rev. (Adventist Health), “A”, 5%, 2035	3,300,000	2,851,728

2

MFS California Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2024	$1,000,000	$924,330
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	2,008,240
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	1,000,000	1,007,970
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall Memorial Hospital), “A”, CALHF, 5%, 2018	2,000,000	2,000,780
California Statewide Communities Development Authority Rev. (Huntington Memorial Hospital), 5%, 2027	2,000,000	1,865,360
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 2039	1,000,000	887,190
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5.5%, 2032	2,000,000	1,947,800
California Statewide Communities Development Authority Rev. (Los Angeles Children’s Hospital), 5.125%, 2019	4,000,000	3,992,880
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 2030	1,740,000	1,661,491
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	1,930,000	1,860,250
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.625%, 2042	2,000,000	1,935,360
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	3,000,000	2,658,810
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	2,000,000	1,639,800
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,561,890
Central California Joint Powers Health Financing (Community Hospitals of Central California), 5.625%, 2011 (c)	1,000,000	1,013,850
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 2036	3,000,000	2,661,420
Northern Inyo County, CA, Local Hospital District Rev., 6.375%, 2025	835,000	821,164
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	2,000,000	2,024,900
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), “A”, 5%, 2047	2,000,000	1,564,980
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,600,000	2,265,900
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	917,180
Torrance, CA, Rev. (Torrance Memorial Medical Center), “A”, 5%, 2040	3,000,000	2,578,380
Washington Township, CA, Health Care District Rev., 5%, 2018	1,000,000	1,003,200
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 2039	1,000,000	1,007,180
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	2,024,620

		$74,833,731

Healthcare Revenue - Long Term Care – 2.4%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), CALHF, 6%, 2037	$2,615,000	$2,527,136
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), CALHF, 5.125%, 2022	1,000,000	1,008,350
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,500,000	1,421,520
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	810,520
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	1,500,000	1,415,550
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	964,890

		$8,147,966

3

MFS California Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 0.4%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	$1,250,000	$1,250,450

Industrial Revenue - Other – 0.5%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$908,910
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	960,000	919,430

		$1,828,340

Miscellaneous Revenue - Entertainment & Tourism – 0.2%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$750,000	$769,815

Miscellaneous Revenue - Other – 1.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$4,115,000	$3,885,753
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,340,000	1,259,948
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	814,790

		$5,960,491

Parking – 0.3%
San Francisco, CA, Union Square, NATL, 6%, 2020	$1,000,000	$1,034,800

Sales & Excise Tax Revenue – 1.6%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$1,770,000	$1,794,054
Santa Clara Valley, CA, Transportation Authority, Sales Tax Rev., “B”, 5%, 2020	3,270,000	3,662,400

		$5,456,454

Single Family Housing - Local – 0.0%
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$10,000	$10,455
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	15,000	15,653

		$26,108

Single Family Housing - State – 2.6%
California Housing Finance Agency Rev., (Housing Project), “A”, 4.95%, 2036	$3,400,000	$2,722,516
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	2,480,000	2,301,738
California Housing Finance Agency Rev., Home Mortgage, “I”, 4.75%, 2031	3,000,000	2,531,910
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, AGM, 0%, 2019	685,000	416,946
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, NATL, 0%, 2028	2,425,000	762,444

		$8,735,554

Solid Waste Revenue – 0.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West County Resource Recovery), “A”, LOC, 5.125%, 2014	$640,000	$640,109
South Bayside Waste Management Authority, Solid Waste Enterprise Rev. (Shoreway Environmental), “A”, 6.25%, 2029	2,000,000	2,072,760

		$2,712,869

State & Agency - Other – 0.7%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 2018	$2,005,000	$2,209,089

State & Local Agencies – 10.2%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019	$665,000	$799,955
California Department of Water Resources, Power Supply Rev., “C”, 5.25%, 2028	2,500,000	2,351,475
California Public Works Board Lease Rev., 6.25%, 2034	1,500,000	1,525,875
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	2,000,000	1,946,900

4

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 2026	$2,000,000	$2,062,660
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 2020	1,565,000	1,582,935
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.948%, 2037	2,320,000	1,461,391
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	1,745,000	1,537,886
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 4.55%, 2022	3,000,000	2,914,050
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	3,500,000	2,936,955
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2035	2,120,000	1,868,377
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,000,000	1,740,280
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027	3,000,000	3,025,860
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 2030	2,610,000	2,670,474
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 2040	1,000,000	898,480
San Diego, CA, Regional Building Authority Lease Rev. (County Operations Center & Annex), “A”, 5.375%, 2036	3,000,000	3,030,180
Yuba, CA, Levee Financing Authority Rev. (Levee Financing Project), “A”, ASSD GTY, 5%, 2038	2,170,000	2,007,879

		$34,361,612

Tax - Other – 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$445,000	$442,606
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	141,938

		$584,544

Tax Assessment – 5.3%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,104,004
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,249,902
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	1,750,000	1,743,175
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	1,001,170
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,628,129
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,250,300
San Diego, CA, Redevelopment Agency, Tax Allocation Rev. (Centre City), “A”, AMBAC, 5.25%, 2025	2,360,000	2,296,351
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 2032	1,000,000	1,039,720
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 2039	1,000,000	1,045,330
Santa Fe Springs, CA, Community Development Commission, Tax Allocation, Capital Appreciation, NATL, 0%, 2026	4,720,000	1,594,180

		$17,952,261

Tobacco – 3.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)(f)	$2,645,000	$2,988,638
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,170,000	2,365,669

5

MFS California Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$8,000,000	$5,377,760
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	5,000,000	169,300
Railsplitter Tobacco Settlement Authority, IL, 6%, 2028	1,265,000	1,240,839
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	5,000,000	391,650

		$12,533,856

Toll Roads – 0.5%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$1,430,000	$1,380,350
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	500,000	479,190

		$1,859,540

Universities - Colleges – 8.6%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,532,190
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	800,000	735,168
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	952,591
California Educational Facilities Authority Rev. (Fresno Pacific University), “A”, 6.75%, 2019	2,000,000	1,965,440
California Educational Facilities Authority Rev. (Loyola Marymount University), “A”, 5.125%, 2040	1,500,000	1,409,625
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,267,750
California Educational Facilities Authority Rev. (Pitzer College), 6%, 2040	3,000,000	3,050,700
California Educational Facilities Authority Rev. (Santa Clara University), “A”, NATL, 5%, 2027	1,340,000	1,405,285
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	677,917
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,121,550
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,287,750
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 2029	1,265,000	1,268,441
California Educational Facilities Authority Rev. (University of The Pacific), 5.5%, 2039	1,800,000	1,801,098
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	2,009,180
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 2030	1,500,000	1,465,815
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	1,500,000	1,454,805
California Public Works Board Lease Rev. (Regents University), 5%, 2034	1,500,000	1,415,295
California State University Rev., “A”, 5.25%, 2034	2,400,000	2,348,736
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	875,640

		$29,044,976

Universities - Dormitories – 1.1%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,627,360
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	1,951,320

		$3,578,680

Universities - Secondary Schools – 0.9%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$1,300,000	$1,229,306
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	1,000,000	1,060,610

6

MFS California Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Secondary Schools – continued
San Marcos, CA, School Financing Authority Lease Rev., AGM, 5%, 2040	$1,000,000	$902,670

		$3,192,586

Utilities - Investor Owned – 1.2%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water
Capital Corp. Project), 5.25%, 2040	$2,000,000	$1,768,360
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), “B”, 5%, 2027	2,500,000	2,444,100

		$4,212,460

Utilities - Municipal Owned – 4.9%
California Department of Water Resources Power Supply Rev., “M”, 4%, 2019	$5,000,000	$5,175,300
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2030	3,755,000	3,905,651
Los Angeles, CA, Department of Water & Power Rev., “A-1”, 5.25%, 2038	3,000,000	2,987,010
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,740,000	1,619,435
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 2029	2,000,000	2,073,500
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	800,000	800,808

		$16,561,704

Utilities - Other – 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,750,000	$1,922,865
Long Beach, CA, Bond Financing Authority Natural Gas Purchase Rev., “A”, 5.25%, 2022	2,210,000	2,223,437
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	2,565,000	2,204,002

		$6,350,304

Water & Sewer Utility Revenue – 7.3%
Brentwood, CA, Infrastructure Financing Authority Water Rev., 5.75%, 2038	$1,080,000	$1,128,017
California Department of Water Resources, Center Valley Project Rev., 7%, 2012	1,070,000	1,196,067
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2012 (c)	20,000	21,637
California Department of Water Resources, Center Valley Project Rev., ETM, 7%, 2012 (c)	20,000	22,352
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	525,000	481,703
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, AGM, 5%, 2037	4,000,000	3,492,640
Livermore Amador Valley Water Management Rev., “A”, AMBAC, 5%, 2031	4,875,000	4,880,509
Ontario, CA, COP, Water Systems Improvement Project, NATL, 5%, 2034	2,000,000	1,827,380
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,586,340
Sacramento County, CA, Sanitation District, Financing Authority Rev., NATL, 5%, 2035	960,000	924,480
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 2028	350,000	351,880
San Diego, CA, Public Facilities Financing Authority Water Rev., “A”, 5.25%, 2038	1,500,000	1,525,230
Santa Paula, CA, Utility Authority, Water Rev., 5.25%, 2040	3,000,000	2,917,110
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project, FGIC, 5%, 2032	2,750,000	2,620,805
Woodland, CA, Financing Authority Wastewater Rev., 5%, 2033	1,750,000	1,607,147

		$24,583,297

Total Municipal Bonds		$331,309,666

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	6,415,665	$6,415,665

7

MFS California Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Total Investments	$337,725,331

Other Assets, Less Liabilities – (0.1)%	(259,973)

Net Assets – 100.0%	$337,465,358

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $769,815, representing 0.23% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS California Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$331,309,666	$—	$331,309,666
Mutual Funds	6,415,665	—	—	6,415,665

Total Investments	$6,415,665	$331,309,666	$—	$337,725,331

Other Financial Instruments
Futures	$631,164	$—	$—	$631,164

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$354,960,225

Gross unrealized appreciation	$4,220,586
Gross unrealized depreciation	(21,455,480)

Net unrealized appreciation (depreciation)	$(17,234,894)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

9

MFS California Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(3) Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	99	12,090,375	March - 2011	$491,560
U.S. Treasury Note 10 yr (Short)	USD	35	4,215,313	March - 2011	139,604

					$631,164

At December 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,620,967	87,975,035	(87,180,337)	6,415,665

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,910	$6,415,665

10

MFS® Florida Municipal Bond Fund

12/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.6%
Airport & Port Revenue – 3.2%
Greater Orlando Aviation Authority, Airport Facilities Rev., “A”, 5%, 2039	$500,000	$475,123
Miami-Dade County, FL, Aviation Rev. (Miami International Airport), “B”, AGM, 5%, 2041	1,000,000	938,820

		$1,413,943

General Obligations - General Purpose – 3.6%
Cape Coral, FL, Special Obligation Rev., NATL, 5%, 2030	$500,000	$496,245
Palm Beach County, FL, Public Improvement Rev. “2”, 5.375%, 2028	1,000,000	1,059,120

		$1,555,365

General Obligations - Schools – 9.8%
Florida Board of Education, Capital Outlay, 9.125%, 2014	$1,545,000	$1,705,479
Florida Board of Education, Capital Outlay, “E”, 5%, 2023	1,000,000	1,083,890
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	400,000	488,324
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	1,001,810

		$4,279,503

Healthcare Revenue - Hospitals – 22.2%
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	$390,000	$388,288
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	105,000	103,486
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), NATL, 6.5%, 2019	1,000,000	1,219,440
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	300,000	360,456
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	120,998
Jacksonville, FL, Health Facilities Rev. (Ascension Health), “A”, 5.25%, 2032	1,000,000	990,950
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	500,000	448,280
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	305,000	270,392
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	509,695
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	250,000	252,053
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	30,000	29,862
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	30,000	28,672
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	225,000	224,739
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	510,260
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	926,890
Palm Beach County, FL, Health Facilities Authority Rev. (Bethesda Memorial Hospital), “A”, AGM, 5.25%, 2040	500,000	476,955
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	500,000	544,425
South Broward, FL, Hospital District Rev., 5%, 2036	500,000	458,985
South Dakota Health & Educational Facilities Authority Rev. (Prairie Lakes Health Care System, Inc.), 5.625%, 2032	500,000	553,065
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	70,000	72,469
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	300,000	301,170
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), NATL, 6.625%, 2013	485,000	486,780

1

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	$320,000	$335,178
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	130,000	127,530

		$9,741,018

Healthcare Revenue - Long Term Care – 0.8%
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Towers), 5.7%, 2026	$250,000	$219,348
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	150,000	112,166

		$331,514

Human Services – 0.7%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$300,000	$300,816

Industrial Revenue - Chemicals – 1.6%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$507,725
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	200,000	200,314

		$708,039

Industrial Revenue - Environmental Services – 0.7%
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	$300,000	$310,533

Industrial Revenue - Other – 1.5%
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	$160,000	$168,485
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	500,000	476,910

		$645,395

Miscellaneous Revenue - Other – 3.4%
Citizens Property Insurance Corp., “A-1”, 5.25%, 2017	$750,000	$783,938
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	115,000	100,335
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 2032	2,000,000	452,420
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	180,000	149,459

		$1,486,152

Multi-Family Housing Revenue – 2.8%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$500,000	$459,725
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), “Q- 1”, AMBAC, 5.1%, 2018	755,000	748,084
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments Project, Phase II), AGM, 4.3%, 2012	40,000	40,693

		$1,248,502

Sales & Excise Tax Revenue – 2.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	$490,000	$111,916
Volusia County, FL, Tourist Development Tax Rev., AGM, 5%, 2034	815,000	821,569

		$933,485

Single Family Housing - Local – 0.1%
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	$19,000	$20,276

2

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 5.3%, 2028	$20,000	$19,550

		$39,826

Single Family Housing - State – 1.3%
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	$625,000	$582,075

Solid Waste Revenue – 1.2%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$200,000	$198,958
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	295,000	305,540

		$504,498

State & Local Agencies – 3.6%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$80,000	$77,876
Florida Municipal Loan Council Rev., “C”, NATL, 5.25%, 2022	1,000,000	1,031,890
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 2033	500,000	461,285

		$1,571,051

Tax - Other – 0.3%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$130,000	$130,514

Tax Assessment – 2.6%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$175,000	$109,149
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	185,000	127,204
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	115,000	104,028
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (d)	85,000	40,800
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	80,000	75,613
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (d)	200,000	64,000
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	100,000	92,608
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	80,000	76,698
Panther Trace II Community Development District, FL, Special Assessment, “B”, 5%, 2010 (d)	35,000	28,700
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	75,000	60,881
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2011	60,000	45,600
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	220,000	154,961
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	115,000	103,194
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012 (d)	155,000	62,000

		$1,145,436

Tobacco – 2.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	$1,050,000	$690,060
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	250,000	238,233
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	70,000	42,400
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	65,000	38,617

		$1,009,310

3

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 2.1%
Orlando & Orange County, FL, Expressway Authority Rev., “A”, 5%, 2040	$1,000,000	$928,810

Universities - Colleges – 8.8%
Florida Board Regents, Housing Rev., NATL, 5.3%, 2020	$610,000	$611,183
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020	1,185,000	1,198,485
Florida Higher Educational Facilities, Financial Authority Rev. (Rollins College), 5%, 2037	500,000	467,735
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	500,000	551,980
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,000,000	1,022,550

		$3,851,933

Utilities - Investor Owned – 1.2%
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	$500,000	$543,790

Utilities - Municipal Owned – 6.5%
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 2031	$400,000	$436,492
Florida Power Agency Rev., “A”, 5%, 2031	1,000,000	956,380
JEA, FL, Electric System Rev., “3-D-2”, 5%, 2038	980,000	975,551
Lakeland, FL, Energy System Rev., “B”, 5.25%, 2036	500,000	476,900

		$2,845,323

Utilities - Other – 1.1%
Palm Beach, FL, Rev., “A”, 5%, 2034	$500,000	$486,020

Water & Sewer Utility Revenue – 15.1%
Clearwater, FL, Water & Sewer Rev., “A”, 5.25%, 2039	$500,000	$503,510
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 2039 (f)	1,000,000	963,040
Pinellas County, FL, Sewer Rev., AGM, 5%, 2032	1,500,000	1,509,420
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	993,720
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 2019	940,000	1,053,195
St. Lucie West, FL, Utility Rev., NATL, 5.25%, 2034	720,000	723,535
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	885,000	848,122

		$6,594,542

Total Municipal Bonds		$43,187,393

Money Market Funds (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	283,275	$283,275

Total Investments		$43,470,668

Other Assets, Less Liabilities – 0.8%		338,315

Net Assets – 100.0%		$43,808,983

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $168,485, representing 0.38% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

4

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Florida Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$43,187,393	$—	$43,187,393
Mutual Funds	283,275	—	—	283,275

Total Investments	$283,275	$43,187,393	$—	$43,470,668

Other Financial Instruments
Futures	$49,735	$—	$—	$49,735

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$44,389,626

Gross unrealized appreciation	$1,014,995
Gross unrealized depreciation	(1,933,953)

Net unrealized appreciation (depreciation)	$(918,958)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

MFS Florida Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(3) Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	6	732,750	March-11	$29,792
U.S. Treasury Note 10 yr (Short)	USD	5	602,188	March-11	19,943

					$49,735

At December 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	686,491	14,627,325	(15,030,541)	283,275

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,086	$283,275

7

MFS® Georgia Municipal Bond Fund

12/31/10
Quarterly portfolio holdings

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.1%
Airport & Port Revenue – 4.2%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2029	$750,000	$740,361
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2034	750,000	714,555
Atlanta, GA, Airport Rev., “B”, AGM, 5.25%, 2033	1,000,000	982,080
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	308,961

		$2,745,957

General Obligations - General Purpose – 3.3%
Atlanta & Fulton County, GA, Park Improvement, “A”, NATL, 5%, 2030	$500,000	$503,215
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 2021	510,000	530,298
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	503,350
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	245,000	232,309
State of California, 6%, 2039	420,000	428,308

		$2,197,480

General Obligations - Improvement – 0.5%
Guam Government, “A”, 6.75%, 2029	$185,000	$195,321
Guam Government, “A”, 5.25%, 2037	100,000	81,505
Guam Government, “A”, 7%, 2039	25,000	26,345

		$303,171

General Obligations - Schools – 2.4%
Commerce, GA, School District, 5%, 2022	$500,000	$540,115
Gwinnett County, GA, School District, 5%, 2029	1,000,000	1,049,540

		$1,589,655

Healthcare Revenue - Hospitals – 15.5%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$750,195
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), “A”, 6%, 2017	350,000	352,963
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	173,470
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 2034	500,000	528,685
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	500,000	482,425
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 2039	750,000	742,245
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	350,000	341,485
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 2037	750,000	716,963
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Healthcare), “A”, 5.25%, 2034	500,000	450,490
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	314,952
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), AGM, 5%, 2041	500,000	449,430
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	500,000	454,105
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	65,000	65,480
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	200,000	213,558
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	200,000	198,278
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	135,000	134,617

1

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	$45,000	$44,793
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	40,000	38,230
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	400,000	383,680
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	130,000	129,849
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	180,000	176,522
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 2036	750,000	700,845
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	315,000	302,649
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	110,000	109,056
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold), 5.375%, 2040	500,000	462,660
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), AMBAC, 5.25%, 2027	500,000	484,270
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), 5%, 2033	240,000	210,091
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	385,000	403,261
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	260,000	231,184
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	165,000	161,865

		$10,208,296

Healthcare Revenue - Long Term Care – 0.7%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	$150,000	$128,667
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 2039	200,000	202,314
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	152,810

		$483,791

Industrial Revenue - Environmental Services – 0.8%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$532,575

Industrial Revenue - Other – 1.4%
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser- Busch Project), 5.95%, 2032	$750,000	$751,806
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	160,000	153,238

		$905,044

Industrial Revenue - Paper – 1.2%
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	$150,000	$145,592
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	150,000	137,498
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	543,895

		$826,985

Miscellaneous Revenue - Other – 0.2%
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	$305,000	$79,334

2

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	$295,000	$86,524

		$165,858

Multi-Family Housing Revenue – 1.4%
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	$900,000	$900,405
Sales & Excise Tax Revenue – 3.7%
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 2037 (f)	$1,500,000	$1,476,180
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	275,674
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	285,000	292,496
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	285,000	266,914
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	650,000	148,460

		$2,459,724

Single Family Housing Revenue - Local – 0.7%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 2040	$500,000	$477,365

Single Family Housing - State – 5.4%
Georgia Housing & Finance Authority Rev., 5.5%, 2032	$1,000,000	$976,600
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.6%, 2032	530,000	520,783
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.375%, 2039	825,000	827,483
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	750,000	752,258
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	487,845

		$3,564,969

State & Agency - Other – 5.4%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), ASSD GTY, 5%, 2038	$1,000,000	$933,560
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 2040	500,000	475,600
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2020	165,000	167,008
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	2,004,720

		$3,580,888

State & Local Agencies – 3.1%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$105,000	$102,212
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	1,000,000	1,000,580
Gilmer County, GA, Building Authority Rev. (Courthouse Project), “A”, SYNCORA, 5%, 2029	500,000	495,240
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	115,000	118,588
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	295,000	300,534

		$2,017,154

Tax - Other – 0.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$75,000	$74,597
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	25,000	24,472
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	50,000	46,619
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	50,000	48,277
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	190,000	177,479
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	180,000	181,930

		$553,374

3

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$138,153
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	107,746

		$245,899

Tobacco – 0.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$90,000	$69,693
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	15,000	9,086
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	95,000	56,440
Railsplitter Tobacco Settlement Authority, IL, 6%, 2028	130,000	127,517

		$262,736

Transportation - Special Tax – 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$185,000	$188,125

Universities - Colleges – 22.6%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 2035	$500,000	$503,375
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2024	250,000	220,855
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2031	250,000	195,140
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), AGM, 4.375%, 2030	500,000	439,740
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 2034	500,000	477,930
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), AGM, 4.75%, 2035	600,000	531,858
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), AGM, 4.75%, 2040	600,000	525,492
Atlanta, GA, Development Authority Educational Facilities Rev. (Panther Place), ASSD GTY, 4.75%, 2032	500,000	468,625
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	451,830
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	437,460
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	500,000	464,370
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,054,250
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 2035	750,000	671,646
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia MBA LLC), ASSD GTY, 4.75%, 2040	500,000	436,495
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 2034	500,000	485,550
Dekalb Newton & Gwinnett Counties Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	500,000	534,955
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), “A”, 5%, 2031	265,000	267,716
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 2032	500,000	490,315
Fulton County, GA, Development Authority Rev. (Molecular Science Building), NATL, 5%, 2034	1,000,000	966,530
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	250,000	226,328
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	309,606

4

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	$430,000	$440,299
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	94,822
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	275,000	308,946
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 2024	500,000	523,735
Private Colleges & Universities, GA, Authority Rev. (Emory University), “C”, 5%, 2038	1,000,000	988,120
Private Colleges & Universities, GA, Authority Rev. (Emory University), “C”, 5.25%, 2039	500,000	505,510
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	500,000	484,350
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 2035	500,000	486,880
South Regional, GA, Joint Development Authority Rev. (VSU Auxiliary Student Services), “A”, ASSD GTY, 5%, 2036	1,000,000	954,170

		$14,946,898

Universities - Dormitories – 0.8%
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	$500,000	$505,175

Utilities - Investor Owned – 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	$160,000	$170,725

Utilities - Municipal Owned – 5.8%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 2020	$1,250,000	$1,435,663
Guam Power Authority Rev., “A”, 5.5%, 2030	160,000	152,400
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	300,000	312,576
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	106,802
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), “A”, 6.8%, 2012	1,000,000	1,046,970
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	435,000	404,859
Summerville, GA, Public Utility Rev., 5.75%, 2012 (c)	350,000	371,441

		$3,830,711

Utilities - Other – 1.1%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	$250,000	$247,170
Tennessee Energy Acquisition Corp. Gas Rev., “A”, 5.25%, 2020	250,000	247,745
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	225,000	224,829

		$719,744

Water & Sewer Utility Revenue – 14.7%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$520,040
Atlanta, GA, Water & Wastewater Rev., AGM, 5%, 2037	870,000	829,206
Augusta, GA, Water & Sewer Rev., AGM, 5.25%, 2034	1,000,000	1,016,870
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2028	800,000	828,288
Cherokee County, GA, Water & Sewer Authority Rev., AGM, 5%, 2035	1,000,000	983,290
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,006,570
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	145,000	164,775
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	1,410,000	1,519,035
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	60,000	55,052
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2027	1,000,000	1,081,540
Walton County, GA, Water & Sewer Authority Rev. (Oconee-Hard Creek), AGM, 5%, 2038	750,000	735,788
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), AGM, 5%, 2038	1,000,000	983,930

		$9,724,384

Total Municipal Bonds		$64,107,088

5

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 1.4%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	915,641	$915,641

Total Investments		$65,022,729

Other Assets, Less Liabilities – 1.5%		967,188

Net Assets – 100.0%		$65,989,917

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Georgia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$64,107,088	$—	$64,107,088
Mutual Funds	915,641	—	—	915,641

Total Investments	$915,641	$64,107,088	$—	$65,022,729

Other Financial Instruments
Futures	$77,574	$—	$—	$77,574

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$65,745,817

Gross unrealized appreciation	$1,149,345
Gross unrealized depreciation	(1,872,433)

Net unrealized appreciation (depreciation)	$(723,088)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

MFS Georgia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(3) Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	7	$843,063	March -2011	$27,921
U.S. Treasury Bond 30 yr (Short)	USD	10	1,221,250	March -2011	49,653

					$77,574

At December 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,465,795	15,561,547	(16,111,701)	915,641

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,229	$915,641

8

MFS® Maryland Municipal Bond Fund

12/31/10
Quarterly portfolio holdings

MFS Maryland Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.3%
Airport & Port Revenue – 1.1%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal
Project), “B”, 5.75%, 2035	$550,000	$517,066
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 2039	750,000	715,860

		$1,232,926

General Obligations - General Purpose – 8.0%
Baltimore, MD, Public Improvement, “A”, AGM, 5%, 2027	$1,050,000	$1,104,463
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	260,000	246,212
Commonwealth of Puerto Rico, “A”, 6%, 2038	415,000	421,491
Maryland State & Local Facilities, 5%, 2020	3,500,000	3,879,400
Maryland State & Local Facilities, “C”, 5%, 2019 (f)	2,000,000	2,319,720
State of California, 6%, 2039	720,000	734,242

		$8,705,528

General Obligations - Improvement – 0.1%
Guam Government, “A”, 6.75%, 2029	$70,000	$73,905
Guam Government, “A”, 7%, 2039	80,000	84,305

		$158,210

Healthcare Revenue - Hospitals – 23.7%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$590,000	$575,645
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	345,000	368,388
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	830,000	832,299
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	575,000	573,367
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	567,379
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	502,035
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,000,000	1,098,810
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), 5%, 2040	1,000,000	934,340
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	994,290
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6%, 2037	1,000,000	1,008,610
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2020	245,000	247,957
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	631,380
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	882,620
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), 5%, 2040	350,000	344,155
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital), 5%, 2021	750,000	752,168
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	732,765
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 4.75%, 2038	965,000	880,949
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	509,518
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 2038	2,000,000	1,883,360
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	800,000	791,784

1

MFS Maryland Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	$750,000	$672,008
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	928,260
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,074,330
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	1,000,000	1,001,190
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	452,355
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 2031	1,000,000	933,170
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	456,265
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	462,100
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.11%, 2022 (p)	1,250,000	1,437,725
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	65,000	62,123
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	685,000	657,052
Montgomery County, MD, Economic Development Rev. (Trinity Healthcare Group), 5.125%, 2022	500,000	503,030
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	480,000	479,443
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	415,000	432,285
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	575,000	552,454
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	200,000	198,284
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	470,000	480,965

		$25,894,858

Healthcare Revenue - Long Term Care – 1.6%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$335,076
Howard County, MD, Retirement Rev. (Vantage House Facilities), “B”, 5.25%, 2037	300,000	213,774
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	750,000	733,118
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	212,004
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	168,099
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	55,000	54,934
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	85,000	85,077

		$1,802,082

Healthcare Revenue - Other – 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$230,000	$230,587
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	515,427

		$746,014

2

MFS Maryland Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 0.6%
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco Retrofit Project), 5%, 2012	$690,000	$704,331

Industrial Revenue - Other – 0.8%
Maryland Economic Development Corp., Pollution Control Rev. (CNX Marine Terminals, Inc.), 5.75%, 2025	$500,000	$482,220
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	375,000	359,153

		$841,373

Miscellaneous Revenue - Other – 1.5%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,608,368

Multi-Family Housing Revenue – 6.4%
Maryland Community Development Administration (Waters Landing II Apartments), Department of Housing & Community Development, “A”, FRN, GNMA, 5.875%, 2033	$1,500,000	$1,515,750
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.05%, 2047	1,000,000	884,600
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FNMA, 5%, 2039	500,000	452,495
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FHA, 4.45%, 2040	2,500,000	2,226,050
Maryland Community Development Administration, Department of Housing & Community Development, “D”, 5%, 2032	1,000,000	910,600
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 2037	1,000,000	962,160

		$6,951,655

Parking – 2.1%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,385,000	$1,222,830
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), “A”, AMBAC, 5%, 2027	1,000,000	1,018,520

		$2,241,350

Sales & Excise Tax Revenue – 2.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$335,000	$329,824
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	520,000	527,067
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,060,000	998,849
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,100,000	251,240
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	435,000	425,517

		$2,532,497

Single Family Housing Revenue - Local – 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	$20,000	$20,184

Single Family Housing - State – 4.4%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 2034	$1,500,000	$1,459,335
Maryland Community Development Administration, Department of Housing & Community Development, 5.65%, 2048	780,000	793,993
Maryland Community Development Administration, Department of Housing & Community Development , “B”, 4.75%, 2019	225,000	222,473
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 2016	550,000	550,181

3

MFS Maryland Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Maryland Community Development Administration, Department of Housing & Community Development, “I”, 6%, 2041	$625,000	$673,594
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,000,000	909,780
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	150,000	147,921

		$4,757,277

State & Agency - Other – 2.9%
Howard County, MD, COP, 8%, 2019	$805,000	$1,101,071
Howard County, MD, COP, 8%, 2019	385,000	526,599
Howard County, MD, COP, 8%, 2019	680,000	930,097
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	623,614

		$3,181,381

State & Local Agencies – 2.8%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$170,000	$165,486
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	420,000	429,904
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	180,000	185,616
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,767,148
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	510,000	519,568

		$3,067,722

Tax - Other – 2.5%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,500,000	$1,576,770
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	325,000	323,251
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	44,050
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	520,000	485,732
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	285,000	288,055

		$2,717,858

Tax Assessment – 4.2%
Anne Arundel County, MD, Special Obligation (Arundel Mills Project), 5.125%, 2029	$1,555,000	$1,621,725
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	350,000	325,678
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	300,000	282,003
Baltimore, MD, Special Obligation, “A”, 7%, 2038	400,000	393,704
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	246,000	176,857
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 2040	1,500,000	1,344,540
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	433,580

		$4,578,087

Tobacco – 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$123,899
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	400,000	407,160
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	160,000	96,915
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	295,000	175,260
Railsplitter Tobacco Settlement Authority, IL, 6%, 2028	215,000	210,894
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	155,000	143,156

		$1,157,284

4

MFS Maryland Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 2.8%
Maryland Transportation Authority Facilities Projects Rev., AGM, 5%, 2037	$3,000,000	$3,033,600

Transportation - Special Tax – 2.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,365,000	$1,299,289
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	515,000	535,368
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	485,000	491,155

		$2,325,812

Universities - Colleges – 12.3%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$165,000	$165,483
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	1,600,000	1,658,992
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), 5%, 2030	1,000,000	861,600
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	509,130
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032	2,000,000	2,003,400
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5%, 2040	1,000,000	914,480
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,486,368
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 2030	750,000	697,118
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 2035	1,000,000	950,900
Morgan State University, MD, Academic, NATL, 6.05%, 2015	1,500,000	1,647,420
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	480,000	539,251
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)	1,000,000	1,082,260
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	929,020

		$13,445,422

Universities - Dormitories – 1.8%
Maryland Economic Development Corp., Collegiate Housing Rev. (Salisbury), “A”, 6%, 2019	$1,000,000	$1,006,760
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	1,000,000	948,840

		$1,955,600

Universities - Secondary Schools – 0.5%
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (d)	$500,000	$216,785
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	367,472

		$584,257

Utilities - Investor Owned – 0.8%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$566,575
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	275,000	293,433

		$860,008

Utilities - Municipal Owned – 1.9%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$1,360,000	$1,361,251
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	540,000	562,637
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	185,000	197,584

		$2,121,472

5

MFS Maryland Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$400,000	$399,696
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	195,000	192,329
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	100,000	98,115
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	140,000	136,580
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	235,000	229,543

		$1,056,263

Water & Sewer Utility Revenue – 7.3%
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.435%, 2020 (p)	$3,000,000	$3,953,280
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 2020	2,000,000	2,317,760
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	393,136
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,006,570
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	240,000	272,731

		$7,943,477

Total Municipal Bonds		$106,224,896

Money Market Funds (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	1,321,035	$1,321,035

Total Investments		$107,545,931

Other Assets, Less Liabilities – 1.5%		1,661,476

Net Assets – 100.0%		$109,207,407

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Inverse Floaters
LEVRRS	Leveraged Reverse Rate Security
RIBS	Residual Interest Bonds

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Maryland Bond Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$106,224,896	$—	$106,224,896
Mutual Funds	1,321,035	—	—	1,321,035

Total Investments	$1,321,035	$106,224,896	$—	$107,545,931

Other Financial Instruments
Futures	$148,146	$—	$—	$148,146

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$107,859,086

Gross unrealized appreciation	$3,723,289
Gross unrealized depreciation	(4,036,444)

Net unrealized appreciation (depreciation)	$(313,155)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

MFS Maryland Bond Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(3) Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	21	$2,564,625	March-2011	$104,270
U.S. Treasury Note 10 yr (Short)	USD	11	1,324,813	March-2011	43,876

					$148,146.00

At December 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,201,518	20,334,679	(20,215,162)	1,321,035

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,856	$1,321,035

8

MFS® Massachusetts Municipal Bond Fund

12/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.8%
Airport & Port Revenue 1.8%
Massachusetts Port Authority Rev., “A”, NATL, 5%, 2033	$1,265,000	$1,259,915
Massachusetts Port Authority Rev., “B”, 5%, 2034	1,000,000	987,740
Massachusetts Port Authority Rev., “B”, 5%, 2040	2,000,000	1,957,700
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	330,000	390,700

		$4,596,055

General Obligations - General Purpose – 3.8%
Commonwealth of Massachusetts, “A”, 5%, 2032	$3,000,000	$3,024,480
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,225,000	2,406,338
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	925,000	877,085
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	635,540
State of California, 6%, 2039	1,555,000	1,585,758
State of Massachusetts, “A”, 5%, 2039	1,000,000	996,940

		$9,526,141

General Obligations - Improvement – 0.4%
Guam Government, “A”, 6.75%, 2029	$685,000	$723,216
Guam Government, “A”, 5.25%, 2037	395,000	321,945
Guam Government, “A”, 7%, 2039	75,000	79,036

		$1,124,197

Healthcare Revenue - Hospitals – 16.3%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$1,315,000	$1,283,006
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	410,000	359,328
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	1,000,000	936,680
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	745,000	738,586
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	520,000	518,523
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,180,000	1,046,105
Massachusetts Health & Educational Facilities Authority Rev., 6.5%, 2012 (c)	15,000	16,030
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “F”, 5.75%, 2033	2,000,000	2,015,840
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 2036	500,000	519,025
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,350,000	1,357,574
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	1,000,000	843,060
Massachusetts Health & Educational Facilities Authority Rev. (Cape Cod Healthcare Obligation), 5%, 2031	1,000,000	938,330
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	1,807,960
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.25%, 2022	20,000	21,830
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	1,575,000	1,715,144
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 2039	1,500,000	1,500,975
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 2039	1,000,000	1,018,260
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	60,000	62,070

1

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	$790,000	$794,701
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	1,272,797
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,405,323
Massachusetts Health & Educational Facilities Authority Rev. (Lowell General Hospital), “C”, 5.125%, 2035	1,500,000	1,348,605
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Eye & Ear Infirmary), “C”, 5.375%, 2035	1,500,000	1,400,490
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,413,465
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2012 (c)	815,000	866,630
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2012 (c)	45,000	47,623
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2025	1,090,000	978,221
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	100,000	102,182
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	1,963,820
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J-1”, 5%, 2039	2,000,000	1,952,500
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,000,000	844,580
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	740,000	742,731
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2029	1,000,000	916,820
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2039	1,000,000	871,280
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	1,000,000	1,009,790
Massachusetts Health & Educational Facilities Authority Rev. (Winchester Hospital), 5.25%, 2038	2,000,000	1,796,740
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	430,000	428,018
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	655,000	642,345
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	53,681
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	171,249
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	410,859
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,355,000	1,419,268
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	915,000	813,591

		$40,365,635

Healthcare Revenue - Long Term Care – 1.0%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$438,770
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 2030	525,000	505,218

2

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	$500,000	$346,635
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	511,121
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	500,000	511,070
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	20,215
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	133,842

		$2,466,871

Healthcare Revenue - Other – 0.8%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$1,945,140

Human Services 0.4%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	$1,200,000	$1,048,608

Industrial Revenue - Airlines – 1.2%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), “A”, NATL, 5.625%, 2011	$1,140,000	$1,139,362
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), NATL, 5.875%, 2016	1,900,000	1,792,061

		$2,931,423

Industrial Revenue - Environmental Services – 0.3%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), FRN, 5.5%, 2027 (b)	$750,000	$805,395

Industrial Revenue - Other 1.8%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,686,038
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,105,166
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	595,000	569,855

		$4,361,059

Miscellaneous Revenue - Other – 3.3%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$763,829
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,360,385
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,552,440
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2040	2,050,000	2,031,243
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	2,000,000	1,986,420
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	1,125,000	292,624
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	1,100,000	322,630

		$8,309,571

Multi-Family Housing Revenue – 4.7%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,160,518
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,499,925
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2035	1,000,000	963,630
Massachusetts Housing Finance Agency Rev., “A”, AMBAC, 5.5%, 2040	1,565,000	1,231,686
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	895,290

3

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 2049	$1,680,000	$1,666,308
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	658,267
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,234,110
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,271,094
Massachusetts Housing Finance Agency Rev., Rental Mortgage, “A”, AMBAC, 5.7%, 2020	70,000	70,002

		$11,650,830

Sales & Excise Tax Revenue – 5.8%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5.25%, 2031	$2,000,000	$2,074,060
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	1,958,281
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B”, 5.25%, 2033	1,000,000	1,015,900
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 2034	6,000,000	1,621,020
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	1,944,600
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	950,000	871,350
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,050,000	1,064,270
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	705,000	664,329
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	1,070,000	1,098,141
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,060,000	992,732
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	985,000	963,527

		$14,268,210

Single Family Housing Revenue - Local – 1.1%
Boston Housing Authority Capital Program Rev., AGM, 5%, 2028	$3,000,000	$2,729,550

Single Family Housing - State 2.4%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	$1,500,000	$1,390,560
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	1,625,000	1,489,361
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, AGM, 4.875%, 2038	1,160,000	1,039,615
Massachusetts Housing Finance Agency, Single Family Housing Rev., “138”, 5.35%, 2033	2,000,000	2,021,820

		$5,941,356

Solid Waste Revenue – 0.9%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$190,000	$190,876
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,925,000	1,929,139

		$2,120,015

State & Agency - Other – 0.6%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,426,413

State & Local Agencies – 4.3%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.948%, 2037	$1,370,000	$862,977
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5%, 2043	2,110,000	2,086,495
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 2022	8,310,000	4,894,673
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	1,680,000	1,734,180

4

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	$1,050,000	$1,069,698

		$10,648,023

Student Loan Revenue – 3.3%
Massachusetts Educational Financing Authority Education Loan Rev., “I”, 6%, 2028	$1,435,000	$1,487,392
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	90,000	90,613
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,135,000	2,161,495
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	3,000,000	3,096,570
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,360,585

		$8,196,655

Tax - Other – 2.2%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,650,000	$1,734,447
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	260,000	258,601
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	85,000	83,205
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 2023	1,585,000	1,726,017
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	600,000	625,560
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,230,000	1,148,943

		$5,576,773

Tobacco – 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$315,000	$243,927
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	410,000	269,452
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	338,044
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	1,560,000	872,321
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	50,000	30,286
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	355,000	210,906
Railsplitter Tobacco Settlement Authority, IL, 6%, 2028	920,000	902,428

		$2,867,364

Toll Roads – 1.8%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2026	$2,500,000	$2,492,150
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2035	2,000,000	2,002,860

		$4,495,010

Universities - Colleges – 24.9%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	$2,005,000	$2,046,664
Massachusetts Development Finance Agency Rev. (Boston College), “P”, 5%, 2042	2,500,000	2,445,675
Massachusetts Development Finance Agency Rev. (Boston College), “R-1”, 5%, 2040	4,000,000	3,915,400
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 2029	1,500,000	1,474,815
Massachusetts Development Finance Agency Rev. (Brandeis University), “N”, 5%, 2039	3,000,000	2,804,850
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-1”, 5%, 2035	1,000,000	939,180
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,744,180
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5%, 2040	3,000,000	2,711,640
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	982,040

5

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021	$1,000,000	$1,016,850
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	1,873,140
Massachusetts Development Finance Agency Rev. (Olin College), “B”, SYNCORA, 5.25%, 2033	4,250,000	4,108,475
Massachusetts Development Finance Agency Rev. (Pharmacy & Allied Health Sciences), 5.75%, 2013 (c)	1,000,000	1,127,550
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	2,250,000	2,235,533
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,500,000	2,501,975
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 2040	1,000,000	860,050
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	1,115,000	1,229,700
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,341,810
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 2040	1,000,000	901,730
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 2027	955,000	924,583
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2037	2,000,000	1,873,900
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	1,913,393
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036	1,500,000	1,594,230
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	1,000,000	991,230
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038 (f)	2,000,000	2,028,740
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,000,000	1,110,260
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 2035	1,500,000	1,391,250
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	500,000	562,535
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5.625%, 2040	2,500,000	2,458,950
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.75%, 2026	750,000	734,693
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 2027	250,000	245,965
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2028	640,000	639,994
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2029	300,000	304,560
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	2,000,000	2,054,260
Massachusetts Health & Educational Facilities Authority Rev. (Tufts University), 5.375%, 2038	850,000	870,468
Massachusetts Health & Educational Facilities Authority Rev. (UMass Worcester) ,”B”, FGIC, 5.125%, 2019	1,005,000	1,020,738
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	2,000,000	1,800,180
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	1,019,660

6

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Industrial Finance Agency Rev. (Brandeis University), Capital Appreciation, “C”, NATL, 0%, 2011	$500,000	$495,200
University of Massachusetts Building Authority Project Rev., 5%, 2034	1,000,000	997,200
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	250,000	233,105
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	250,000	230,345

		$61,756,696

Universities - Secondary Schools – 5.3%
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	$1,080,000	$945,940
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	866,800
Massachusetts Development Finance Agency Rev. (Deerfield Academy), 5%, 2040	2,000,000	2,002,900
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,006,163
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	2,000,000	1,826,740
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 2030	1,000,000	992,830
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	508,460
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2028	1,000,000	1,023,010
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2035	2,000,000	1,971,980
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027	2,000,000	2,000,940

		$13,145,763

Utilities - Investor Owned – 0.8%
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	$895,000	$834,355
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	1,000,000	1,042,180

		$1,876,535

Utilities - Municipal Owned – 1.9%
Guam Power Authority Rev., “A”, 5.5%, 2030	$590,000	$561,975
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016	725,000	733,207
Puerto Rico Electric Power Authority, Power Rev., “V”, AGM, 5.25%, 2027	1,365,000	1,401,459
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	2,100,000	1,954,491

		$4,651,132

Utilities - Other – 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$805,000	$804,388
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	405,000	399,452
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	210,000	206,042
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	480,000	468,854

		$1,878,736

Water & Sewer Utility Revenue – 3.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$2,000,000	$2,020,370
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	305,000	279,847
Massachusetts Water Pollution Abatement Trust, 5.25%, 2030	1,230,000	1,324,120
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,137,480
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5”, 5.75%, 2017	25,000	25,066
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	163,030
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	145,983
Massachusetts Water Pollution Abatement Trust, “A”, 5%, 2032	75,000	75,323
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 2031	1,625,000	1,706,786
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 2034	655,000	656,336

7

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Massachusetts Water Resources Authority, General Rev., “J”, AGM, 5%, 2023	$500,000	$521,590

		$9,055,931

Total Municipal Bonds		$239,765,087

Mutual Funds (v) – 1.4%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	3,458,646	$3,458,646

Total Investments		$243,223,733

Other Assets, Less Liabilities – 1.8%		4,479,258

Net Assets – 100.0%		$247,702,991

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Massachusetts Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$239,765,087	$—	$239,765,087
Mutual Funds	3,458,646	—	—	3,458,646

Total Investments	$3,458,646	$239,765,087	$—	$243,223,733

Other Financial Instruments
Futures	$412,528	$—	$—	$412,528

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$245,133,526

Gross unrealized appreciation	$5,884,605
Gross unrealized depreciation	(7,794,398)

Net unrealized appreciation (depreciation)	$(1,909,793)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

9

MFS Massachusetts Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(3) Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	63	$7,693,875	March - 2011	$312,811
U.S. Treasury Note 10 yr (Short)	USD	25	3,010,938	March - 2011	99,717

					412,528

At December 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Porfolio	144,713	62,870,199	(59,556,266)	3,458,646

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Porfolio	$—	$—	$11,931	$3,458,646

10

MFS® Mississippi Municipal Bond Fund

12/31/10
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Mississippi Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.2%
Airport & Port Revenue – 1.2%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,442,311

General Obligations - General Purpose – 8.9%
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	$455,000	$451,528
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	220,000	208,333
Commonwealth of Puerto Rico, “A”, 6%, 2038	365,000	370,709
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	3,220,000	3,426,531
Hinds County, MS, NATL, 6.25%, 2011	1,285,000	1,296,732
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 2020	620,000	693,005
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 2039	1,900,000	1,900,627
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	410,000	388,762
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	351,911
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	376,875
State of California, 6%, 2039	700,000	713,846

		$10,178,859

General Obligations - Improvement – 0.3%
Guam Government, “A”, 6.75%, 2029	$35,000	$36,953
Guam Government, “A”, 5.25%, 2037	155,000	126,333
Guam Government, “A”, 7%, 2039	40,000	42,152
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	235,000	191,375

		$396,813

General Obligations - Schools – 2.3%
Biloxi, MS, Public School District, NATL, 5%, 2021	$1,000,000	$1,011,210
Jackson, MS, Public School District, Capital Appreciation, “B”, AMBAC, 0%, 2022	2,000,000	1,086,880
Jackson, MS, Public School District, Capital Appreciation, “B”, AMBAC, 0%, 2023	1,000,000	508,910

		$2,607,000

Healthcare Revenue - Hospitals – 13.2%
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021	$355,000	$355,990
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 2015	2,250,000	2,257,898
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 2018	1,000,000	1,003,520
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	500,135
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012	760,000	775,854
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	105,000	105,775
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	325,000	347,032
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	705,000	706,953
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	170,000	166,631
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	320,000	283,690
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	80,000	79,631
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	1,010,580
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 2039	2,000,000	1,931,840
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2035	1,000,000	905,230
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 2029	1,000,000	925,730
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	433,165

1

MFS Mississippi Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	$250,000	$244,798
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	238,158
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	215,000	214,751
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	550,000	539,374
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	520,000	499,611
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	135,000	139,761
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	180,000	178,456
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	75,000	77,840
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	185,000	192,428
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	640,000	670,355
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	430,000	382,343

		$15,167,529

Industrial Revenue - Environmental Services – 0.2%
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027 (b)	$250,000	$250,785

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$210,000	$201,125

Industrial Revenue - Paper – 1.4%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$807,353
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	753,638

		$1,560,991

Multi-Family Housing Revenue – 0.9%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (q)	$150,000	$89,012
Mississippi Home Corp., Multifamily Rev. (Providence Place of Sanitobia LLC), GNMA, 5.35%, 2048	1,000,000	941,230

		$1,030,242

Sales & Excise Tax Revenue – 2.2%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$750,000	$793,898
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057 (f)	720,000	708,876
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	315,000	296,828
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,085,000	247,814
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	450,000	440,190

		$2,487,606

Single Family Housing - Other – 1.1%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 2039	$1,500,000	$1,256,520

Single Family Housing - State – 4.4%
Mississippi Home Corp. Rev., Single Family Mortgage Rev., “A-2 “, GNMA, 5.3%, 2034	$225,000	$227,158

2

MFS Mississippi Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.625%, 2039	$340,000	$351,278
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	355,000	355,678
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	350,000	337,001
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	205,000	219,264
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	215,000	225,847
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	410,000	404,879
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 2031	2,000,000	1,862,960
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	125,000	129,266
Mississippi Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, ETM, 0%, 2015 (c)	1,000,000	914,850

		$5,028,181

State & Agency - Other – 0.9%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	$1,000,000	$1,032,490

State & Local Agencies – 17.0%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$175,000	$170,354
Lamar County, MS (Jail Project), NATL, 5.1%, 2021	430,000	441,537
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	190,000	195,928
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	1,000,000	967,190
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), AGM, 5%, 2028	1,320,000	1,294,366
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 2027	1,000,000	1,012,720
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	1,000,000	1,005,880
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,109,326
Mississippi Development Bank Special Obligation (Hinds Community College), ASSD GTY, 5.375%, 2033	1,550,000	1,560,060
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 2028	1,000,000	1,041,560
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	976,210
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	777,390
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 2031	1,200,000	1,130,976
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,245,020
Mississippi Development Bank Special Obligations (Correctional Facilities), “A”, AMBAC, 5.125%, 2025	1,000,000	1,006,320
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	870,936
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,029,390
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)	750,000	844,305
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,570,706
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), “A”, AMBAC, 5%, 2017	785,000	792,905

3

MFS Mississippi Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	$500,000	$515,225

		$19,558,304

Tax - Other – 2.5%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,250,000	$1,313,975
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	125,000	124,328
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	40,000	39,155
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	110,000	113,422
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	135,533
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	790,000	736,572
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	95,000	85,152
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	85,000	82,070
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	295,000	298,162

		$2,928,369

Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$150,000	$116,156
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	190,000	124,868
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	356,265
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	150,000	90,858
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	295,000	175,260
Railsplitter Tobacco Settlement Authority, IL, 6%, 2028	235,000	230,512

		$1,093,919

Transportation - Special Tax – 2.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,135,000	$1,080,361
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge), AMBAC, 5.1%, 2013 (c)	1,175,000	1,284,792

		$2,365,153

Universities - Colleges – 18.6%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$1,000,000	$960,860
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	920,000	898,619
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), 5%, 2034 (b)	475,000	478,468
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,398,902
Jackson State University, Educational Building Corp. Rev. (Student Recreation Center), AMBAC, 5.125%, 2012 (c)	750,000	794,723
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 2034	1,500,000	1,438,350
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	1,021,439
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), 5%, 2034	1,000,000	948,430
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,067,100
Mississippi State University, Educational Building Corp. Rev., AMBAC, 5.5%, 2016	1,000,000	1,022,350
Mississippi State University, Educational Building Corp. Rev., AMBAC, 5%, 2021	250,000	253,525
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction), “A-1”, 5.25%, 2033	400,000	404,108
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 2037	2,000,000	1,731,060

4

MFS Mississippi Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	$875,000	$880,915
University of California Rev., “J”, AGM, 4.5%, 2035	985,000	844,027
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,444,650
University of Mississippi, Educational Building Corp. Rev. (Residential College), “C”, 4.75%, 2034	715,000	643,071
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	1,000,000	1,016,880
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 2039	500,000	460,235
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), AGM, 5%, 2034	750,000	719,175
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 2032	1,000,000	971,950

		$21,398,837

Utilities - Investor Owned – 1.3%
Delaware Economic Development Authority Rev. (Indian River Power LLC), 5.375%, 2045	$505,000	$444,511
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	410,000	382,218
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	370,000	383,620
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	265,000	282,763

		$1,493,112

Utilities - Municipal Owned – 6.8%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$1,001,140
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	305,000	317,786
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	155,000	165,543
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	1,000,000	938,870
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 2027	155,000	151,178
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 2028	100,000	96,881
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 2029	485,000	470,028
Mississippi Development Bank Special Obligations (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 2026	1,000,000	945,030
Mississippi Development Bank Special Obligations (Okolona Electric System), 5.2%, 2011 (c)	1,010,000	1,032,392
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	1,000,000	1,009,230
Puerto Rico Electric Power Authority, Power Rev., “V”, AGM, 5.25%, 2027	570,000	585,225
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	1,000,000	1,049,370

		$7,762,673

Utilities - Other – 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$375,000	$374,715
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	185,000	182,466
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	95,000	93,209

		$650,390

Water & Sewer Utility Revenue – 10.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$393,136
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,013,140
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	240,000	272,731

5

MFS Mississippi Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Grenada, MS, Mississippi Development Bank Special Obligations (Water & Sewer Systems Project), “N”, AGM, 5%, 2030	$1,000,000	$937,430
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	285,000	261,496
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.25%, 2021	1,270,000	1,331,341
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.05%, 2027	1,610,000	1,621,689
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), AGM, 5.625%, 2012 (c)	500,000	545,675
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), “A”, FGIC, 5.25%, 2012 (c)	2,000,000	2,125,920
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), AGM, 5%, 2029	2,000,000	2,002,520
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FGIC, 5%, 2032	250,000	242,898

		$11,747,976

Total Municipal Bonds		$111,639,185

Money Market Funds (v) – 0.5%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	491,836	$491,836

Total Investments		$112,131,021

Other Assets, Less Liabilities – 2.3%		2,694,639

Net Assets – 100.0%		$114,825,660

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Mississippi Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$111,639,185	$—	$111,639,185
Mutual Funds	491,836	—	—	491,836

Total Investments	$491,836	$111,639,185	$—	$112,131,021

Other Financial Instruments
Futures	$39,887	$—	$—	$39,887

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$113,094,298

Gross unrealized appreciation	$2,301,213
Gross unrealized depreciation	(3,264,490)

Net unrealized appreciation (depreciation)	$(963,277)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

MFS Mississippi Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(3) Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	10	$1,204,375	March-2011	$39,887

At December 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,617,861	20,286,602	(21,412,627)	491,836

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,006	$491,836

8

MFS® Municipal Income Fund

12/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 100.6%
Airport & Port Revenue – 1.0%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal
Project), “B”, 5.375%, 2025	$795,000	$754,052
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	1,535,000	1,443,084
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	1,460,000	1,728,552
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	5,885,000	5,652,853
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), NATL, 5.875%, 2013	1,485,000	1,496,345
Oklahoma City, OK, Airport Trust, “B”, AGM, 5.75%, 2017	1,080,000	1,081,998
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,315,000	2,277,798
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	2,635,000	2,587,069

		$17,021,751

General Obligations - General Purpose – 3.4%
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	$5,000	$5,834
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	5,580,000	6,511,079
Country Club Hills, IL, NATL, 5%, 2031	3,170,000	2,687,051
Detroit, MI, 5.25%, 2035	5,000,000	4,502,100
Luzerne County, PA, AGM, 6.75%, 2023	1,200,000	1,299,264
Schaumburg, IL, “B”, FGIC, 5.25%, 2034	2,000,000	2,009,000
State of California, 6.5%, 2033	4,000,000	4,275,360
State of California, 6%, 2039	3,000,000	3,059,340
State of Washington, 6%, 2012	4,360,000	4,683,904
State of Washington, “A”, NATL, 5%, 2033	5,000,000	5,037,250
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	25,285,860

		$59,356,042

General Obligations - Improvement – 1.5%
Guam Government, “A”, 6.75%, 2029	$1,610,000	$1,699,822
Guam Government, “A”, 7%, 2039	1,670,000	1,759,863
Massachusetts Bay Transportation Authority, General Transportation Systems, “A”, SYNCORA, 7%, 2021	10,185,000	12,189,306
Massachusetts Bay Transportation Authority, General Transportation Systems, “C”, SYNCORA, 6.1%, 2013	10,200,000	10,769,364

		$26,418,355

General Obligations - Schools – 5.3%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,010,000	$529,555
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,035,000	494,159
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,070,000	913,512
Chicago, IL, Board of Education, NATL, 6.25%, 2015	20,295,000	22,054,779
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,495,000	1,261,207
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,015,000	1,036,954
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	2,825,000	671,813
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,785,000	591,896
Ferris, TX, Independent School District, PSF, 5.5%, 2034	3,000,000	3,035,280
Florida Board of Education, Capital Outlay, 9.125%, 2014	1,030,000	1,136,986
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	265,000	323,515

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Fresno, CA, Unified School District, NATL, 6.55%, 2020	1,225,000	1,364,258
Gilroy, CA, Unified School District, FGIC, 5%, 2027	$1,000,000	$1,016,350
Grand Blanc, MI, Community Schools (School Building & Site), AGM, 5%, 2028	1,000,000	1,017,060
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	9,645,000	1,310,080
Knox County, KY, SYNCORA, 5.5%, 2014 (c)	640,000	729,690
Knox County, KY, SYNCORA, 5.625%, 2014 (c)	1,150,000	1,316,566
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	3,760,000	826,561
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,250,000	1,037,430
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,000,000	867,100
Leander, TX, Independent School District, Capital Appreciation, PSF, 0%, 2018	7,385,000	4,618,357
Long Beach, CA, Community College District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 2028	5,025,000	1,566,293
Los Angeles, CA, Unified School District, “D”, 5%, 2034	825,000	775,632
Menlo Park, CA, City School District (Election of 2006), Capital Appreciation, 0%, 2044	10,000,000	3,170,600
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	1,325,000	347,932
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,313,758
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	693,777
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,217,291
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,234,868
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,300,960
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,300,960
San Mateo County, CA, Community College District (2005 Election), Capital Appreciation, “A”, NATL, 0%, 2026	5,100,000	2,103,954
San Rafael, CA, Elementary School District (Election of 1999), NATL, 5%, 2028	2,500,000	2,517,925
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	15,000,000	15,072,750
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	1,957,532
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031	2,000,000	2,036,020
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, NATL, 0%, 2029	2,150,000	693,289
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,440,000	1,022,540
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,005,000	454,153
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	5,101,412

		$92,034,754

Healthcare Revenue - Hospitals – 21.9%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	$255,000	$180,078
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	2,663,546
Baxter County, AR, Hospital Rev., 5.375%, 2014	20,000	20,050
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,320,343
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,580,000	2,600,640
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5.75%, 2040	365,000	338,249
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.5%, 2039	1,405,000	1,188,180
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,090,000	3,185,619
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CHCLI, 5.75%, 2038	2,640,000	2,473,786

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	$195,000	$175,032
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	81,990
Chemung County, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6%, 2013	360,000	294,599
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	1,750,000	1,858,605
Connecticut State Health & Educational Facilities Authority Rev. (Ascension Health), “A”, 5%, 2040 (u)	10,000,000	9,712,500
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,445,000	3,395,323
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	880,000	890,965
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	6,330,000	6,107,501
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	500,000	524,720
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	3,135,000	3,107,788
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 2029	3,500,000	3,429,300
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	1,895,000	1,848,895
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	5,000,000	4,789,950
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	560,000	550,435
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	1,775,000	1,730,980
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	1,530,000	1,506,499
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), AGM, 5%, 2041	500,000	449,430
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,820,000	2,259,948
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,410,000	1,392,121
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	1,505,000	1,505,406
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “A”, 6.375%, 2011 (c)	2,000,000	2,068,340
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	1,795,000	1,948,849
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial
Hermann Healthcare Systems), “B”, 7.25%, 2035	2,050,000	2,240,281
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 2015 (c)	4,300,000	4,334,142
Harrison County, TX, Health Facilities Development Corp., Hospital Rev. (Good Shepherd Health System), 5.25%, 2028	5,000,000	4,566,900
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 2042	2,000,000	1,942,640
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 11.11%, 2027 (p)	4,950,000	5,407,083
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	2,220,000	2,016,226
Idaho Health Facilities Authority Rev. (St. Luke’s Regional Medical Center), 5%, 2035	915,000	869,168
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	750,000	686,543
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	3,040,000	2,789,109
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	2,960,220
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,975,000	3,106,465

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	$2,445,000	$2,559,744
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,685,000	4,002,426
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	6,900,000	6,950,922
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,595,430
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,455,000	2,621,424
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	2,500,000	2,343,175
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024	3,000,000	3,002,490
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,860,436
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	3,192,840
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,490,000	2,251,358
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	185,000	193,101
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	396,640
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	1,515,000	1,538,270
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	120,998
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,517,187
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014	400,000	401,144
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	250,000	245,828
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,610,000	1,433,013
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	3,665,000	3,252,688
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	3,955,000	3,876,612
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	3,180,000	2,833,475
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,645,000	3,688,813
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	55,000	55,607
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	2,305,000	2,414,027
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	798,390
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	640,000	629,165
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	4,445,000	4,406,729
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems, East Tennessee), 6.375%, 2022	1,000,000	1,060,300
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,205,000	653,724
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	2,010,000	372,956
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	1,865,000	1,795,585
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,700,000	1,546,252

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	$3,990,000	$3,667,648
Louisiana Public Facilities Authority, Hospital Rev. (Lafayette General Medical Center), 5.5%, 2040	5,000,000	4,615,350
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	2,240,000	2,258,390
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	5,545,000	4,915,809
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	295,000	260,122
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	267,790
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	1,000,000	1,130,600
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2015	1,000,000	1,028,870
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	509,695
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	934,601
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,424,026
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,510,000	1,659,203
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	2,205,000	1,978,899
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	1,420,000	1,405,417
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,530,000	1,370,895
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	615,000	580,886
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	2,890,000	2,436,443
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Eye & Ear Infirmary), “C”, 5.375%, 2035	1,000,000	933,660
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	1,900,000	1,941,458
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,130,000	954,375
Mecosta County, MI, General Hospital Rev., 6%, 2018	270,000	268,866
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	750,000	756,158
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	2,240,000	2,219,773
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	1,240,000	1,185,118
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	7,165,000	6,872,668
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	2,995,000	2,436,912
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	853,245
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	523,973
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	1,710,000	1,637,086
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	65,000	66,983
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,385,000	4,379,913

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	$825,000	$805,208
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	445,000	473,707
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	140,000	144,803
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2016	1,000,000	1,032,990
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	510,260
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	565,000	458,565
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	472,425
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), Capital Appreciation, “B”, 0%, 2036	4,695,000	731,246
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), Capital Appreciation, “B”, 0%, 2038	18,145,000	2,429,434
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	3,000,000	3,025,470
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	2,830,000	2,658,332
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,579,327
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,395,000	1,471,948
New York Dormitory Authority Rev., Non-State Supported Debt (Long Island Jewish Medical Center), “A”, 5.5%, 2037	595,000	590,044
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,350,000	2,625,831
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	3,000,000	2,880,600
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,632,350
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	740,000	703,614
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	810,000	760,550
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	400,000	369,536
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	6,000,000	6,228,120
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	260,472
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,439,665
Orange County, FL, Health Facilities Authority Rev. (Adventist Health System), 5.625%, 2012 (c)	1,490,000	1,631,937
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	3,265,000	3,305,649
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	2,665,000	2,665,346
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	2,710,000	2,432,198
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	7,645,000	8,261,034
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,849,197

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	$1,500,000	$1,633,275
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,715,000	4,911,946
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,325,000	2,666,659
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	1,062,238
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	4,132,411
Scottsdale, AZ, Industrial Development Authority, Hospital Rev. (Scottsdale Healthcare), “C”, ASSD GTY, 5%, 2035	1,520,000	1,395,269
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	1,255,000	1,368,076
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	325,185
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	500,000	541,975
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	812,125
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	949,180
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	4,925,000	4,544,889
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	467,578
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,593,459
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,000,000	987,470
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	500,000	501,965
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	350,000	330,355
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,025,000	1,015,919
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,520,000	1,503,903
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	645,000	522,708
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	7,465,000	7,172,297
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2036	4,385,000	3,775,748
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	1,004,950
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	3,135,000	2,871,378
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	960,000	820,608
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (d)	2,000,000	110,000
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,000,000	3,011,700
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.375%, 2030	1,360,000	1,332,147
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	685,000	679,123
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	400,000	406,548

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	$1,715,000	$1,406,369
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	1,137,109
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	503,425
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	2,715,000	2,330,583
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	817,530
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,450,000	1,504,912
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,690,000	3,838,154
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,305,000	5,578,579
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	3,955,000	3,761,798
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	400,000	355,912
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,250,338
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	1,000,000	979,410
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, 5.625%, 2032	1,210,000	1,182,509
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	2,110,000	1,935,756
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019	3,095,000	3,225,330
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,465,000	2,567,298
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017	845,000	868,297
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2021	650,000	667,921
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,813,085
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.125%, 2027 (b)	3,945,000	4,165,920
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	1,730,000	1,769,963
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	900,000	942,687
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,534,995
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	4,155,000	3,694,501
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 6.25%, 2012 (c)	1,000,000	1,073,100
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	1,179,650
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	255,000	257,037

		$378,827,135

Healthcare Revenue - Long Term Care – 3.4%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), CALHF, 6%, 2037	$720,000	$695,808
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	1,615,000	1,271,586

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	$1,120,000	$1,015,818
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,050,000	995,064
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	195,000	199,058
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	890,000	895,767
Cumberland County, PA, Municipal Authority Rev. (Ashbury Atlantic, Inc.), 6%, 2030	715,000	669,669
Cumberland County, PA, Municipal Authority Rev. (Ashbury Atlantic, Inc.), 6%, 2040	505,000	451,803
Cumberland County, PA, Municipal Authority Rev. (Ashbury Atlantic, Inc.), 6.125%, 2045	850,000	765,051
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	830,000	842,807
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	5,045,000	5,093,583
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	270,000	306,199
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	105,000	119,077
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	2,100,000	1,981,770
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	345,000	356,530
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	2,030,000	2,079,613
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	375,000	425,430
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,100,000	1,235,564
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5.5%, 2023	3,355,000	3,135,315
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	750,000	660,263
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	420,000	450,064
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	1,036,167
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,225,000	2,174,915
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services), 5.375%, 2035	830,000	752,594
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services), 5.5%, 2042	1,735,000	1,564,016
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	1,915,000	1,850,005
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	2,770,000	2,621,362
Palm Beach County, FL, Health Facilities Authority, Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5.5%, 2033	5,000,000	4,498,350
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	385,000	359,809
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	6,795,000	6,545,895
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	395,000	380,235
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	1,600,000	1,289,936
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,100,000	2,926,059
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	4,500,000	4,399,200
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	735,000	734,118

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	$2,575,000	$2,577,343
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	430,000	434,623
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,390,000	1,431,075

		$59,221,541

Human Services – 0.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$75,000	$75,011
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	65,000	64,901
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	975,400

		$1,115,312

Industrial Revenue - Airlines – 0.9%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$1,295,000	$1,508,442
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	970,000	1,054,565
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	270,000	206,042
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	720,000	589,241
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	537,756
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	160,000	159,874
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	1,435,000	1,413,131
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,970,000	1,826,663
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	1,670,000	1,719,449
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	2,865,000	2,969,773
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	3,000,000	3,096,000

		$15,080,936

Industrial Revenue - Chemicals – 1.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033 (b)	$4,500,000	$4,653,360
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	7,310,000	6,929,295
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	2,295,000	2,127,993
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,600,000	1,604,128
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	1,400,000	1,390,970
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	6,000,000	5,812,800
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	2,870,000	3,155,077
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,000,000	1,001,570

		$26,675,193

Industrial Revenue - Environmental Services – 0.7%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$950,000	$963,680
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,750,000	1,750,630

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – continued
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	$1,665,000	$1,654,827
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	2,500,000	2,501,950
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	500,000	519,355
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	1,410,000	1,258,608
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	2,099,121
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	287,742
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	1,250,000	1,259,588

		$12,295,501

Industrial Revenue - Metals – 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$3,000,000	$300

Industrial Revenue - Other – 2.1%
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (d)	$133,863	$10,542
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	500,000	446,295
Gulf Coast, TX, Industrial Development Authority, Facilities Rev. (Microgy Holdings), 7%, 2036 (d)	123,154	9,698
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	496,505
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	365,000	343,366
Illinois Finance Authority Rev. (Navistar International Corp.), 6.5%, 2040	1,125,000	1,126,463
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	6,750,000	6,549,390
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,621,082
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,303,198
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	400,000	421,212
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	470,000	472,688
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	550,000	557,458
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	950,000	956,954
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	7,165,000	6,443,771
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	6,125,000	5,842,148

		$36,600,770

Industrial Revenue - Paper – 0.7%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$1,760,000	$1,566,541
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	2,400,000	2,569,440
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	2,565,000	2,489,615
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	1,125,000	1,122,390
Jay, ME, Solid Waste Disposal Rev. (International Paper Co.), “A”, 5.125%, 2018	1,500,000	1,490,355

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – continued
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	$2,055,000	$1,883,716
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	1,250,000	1,263,213
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	550,000	5,500

		$12,390,770

Miscellaneous Revenue - Entertainment & Tourism – 1.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$2,015,000	$2,022,959
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,205,000	3,217,500
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	1,010,000	1,020,878
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	233,199	2
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	585,000	621,966
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	440,000	462,876
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	1,750,000	1,856,103
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Rev., AGM, 5%, 2035	3,000,000	2,847,030
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	2,850,000	2,794,967
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 2024 (n)	2,000,000	1,875,100
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	670,000	525,012

		$17,244,393

Miscellaneous Revenue - Other – 1.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$845,000	$858,866
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,375,000	1,357,373
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	1,120,000	1,084,160
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	2,230,000	2,031,753
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	520,000	449,946
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 2029	4,000,000	3,686,720
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,105,000	1,110,326
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	4,180,000	3,994,659
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	1,810,000	1,840,661
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	8,025,000	8,237,823
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	4,416,016
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	415,000	416,868
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	135,000	109,681

		$29,594,852

Multi-Family Housing Revenue – 0.3%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$545,000	$501,100

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Eden Prairie, MN, Multi-Family Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	$200,000	$211,258
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,375,000	1,309,234
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,116,936
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,637,580
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	305,000	279,203

		$5,055,311

Sales & Excise Tax Revenue – 3.3%
Illinois Sales Tax Rev., “P”, 6.5%, 2022	$5,000,000	$5,814,800
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A- 2”, 0%, 2028	6,930,000	2,807,412
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	4,580,000	5,206,315
Metropolitan Pier & Expo, IL, McCormick Place Expansion, NATL, 5.25%, 2042	3,340,000	3,215,618
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, 5%, 2050 (u)	20,000,000	17,509,200
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	6,745,000	6,836,665
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,345,000	1,508,562
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	7,425,000	7,324,614
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	3,845,000	3,761,179
State of Illinois, “B”, 5.25%, 2034	1,275,000	1,176,838
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	2,225,000	806,251
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	3,970,000	2,109,499

		$58,076,953

Single Family Housing - Local – 1.5%
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)	$2,510,000	$2,632,212
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	86,000	91,775
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., “A”, GNMA, 6.05%, 2032	1,515,000	1,542,315
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	20,000	20,910
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2043	1,465,000	1,514,693
Chicago, IL, Single Family Mortgage Rev., “B”, GNMA, 6%, 2033	285,000	292,772
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,220,000	1,272,533
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	2,110,000	2,189,167
Cook County, IL, Single Family Mortgage Rev., Capital Appreciation, “A”, 0%, 2015	155,000	51,502
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	60,000	60,299
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	105,000	111,694
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	350,000	370,090
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	50,000	52,621
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	255,000	249,265
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	185,000	184,883
Nortex Housing Financing Corp., TX, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	2,315,000	2,394,682
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	1,695,000	1,712,781
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,250,000	1,266,463

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	$415,000	$428,990
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	205,000	216,773
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	1,715,000	1,770,480
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.45%, 2038	2,620,000	2,710,757
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	115,000	116,297
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	485,000	504,022
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	810,000	842,667
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	195,000	201,441
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	585,000	611,512
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	1,365,000	1,423,709
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	265,000	273,933
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	490,000	510,850

		$25,622,088

Single Family Housing - State – 1.0%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$3,180,000	$3,177,011
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, AGM, 0%, 2019	2,790,000	1,698,217
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, NATL, 0%, 2028	1,595,000	501,484
Colorado Housing & Finance Authority Rev., 6.05%, 2016	75,000	79,302
Colorado Housing & Finance Authority Rev., 7.45%, 2016	80,000	85,195
Colorado Housing & Finance Authority Rev., 6.8%, 2030	100,000	101,127
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	65,000	65,655
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	9,000	9,089
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	65,000	68,809
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	400,000	415,804
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	360,000	386,557
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	85,000	89,429
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	40,000	41,068
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	60,000	63,020
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	120,000	122,482
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	1,065,000	1,120,380
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	655,000	660,083
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	280,000	284,522
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,130,000	1,212,151
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	60,000	61,687
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	90,000	90,164

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	$185,000	$189,129
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	190,000	197,245
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	365,000	390,703
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	75,000	75,563
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	45,000	45,733
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	185,000	193,945
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032	670,000	713,878
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	1,025,000	1,083,292
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	330,000	335,650
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	1,315,000	1,387,207
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, “C”, GNMA, 5.9%, 2035	300,000	305,751
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	1,150,000	1,227,775
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	495,000	481,388

		$16,960,495

Solid Waste Revenue – 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,750,000	$1,740,883
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015	735,000	737,940
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	975,000	979,495
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	1,002,150
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	575,000	595,367

		$5,055,835

State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$600,000	$585,900
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	1,200,000	1,124,988
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,127,640

		$2,838,528

State & Local Agencies – 6.3%
Allen County, IN (Jail Building Corp.), First Mortgage, 5.75%, 2011 (c)	$2,750,000	$2,812,893
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	2,950,000	2,871,678
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,900,000	2,042,158
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	5,940,000	6,384,431
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 1.029%, 2018	250,000	250,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.948%, 2037	7,000,000	4,409,370
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 9.648%, 2018 (p)	900,000	1,034,676
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	2,255,000	2,308,173
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 4.55%, 2022	3,415,000	3,317,160
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2029	10,000,000	9,040,000
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	870,140
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,135,000	6,129,536
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	6,260,000	5,252,954

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	$995,000	$936,564
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,501,950
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	590,000	570,737
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011	1,000,000	1,047,760
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	2,580,000	2,660,496
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	845,000	829,038
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	3,755,000	3,631,798
New York Dormitory Authority Rev. (City University), 5.75%, 2013	3,850,000	4,068,103
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	5,195,000	5,262,899
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	20,855,000	24,176,159
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,020,000	1,048,652
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	8,210,000	8,232,906
Tennessee School Bond Authority, “B”, 5.125%, 2033	1,500,000	1,543,695
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,150,480

		$108,384,406

Student Loan Revenue – 0.2%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$610,701
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	3,070,000	3,108,099
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	225,000	232,243

		$3,951,043

Tax - Other – 0.5%
Hudson Yards Infrastructure Corp. Rev., “A”, 5%, 2047	$7,500,000	$6,783,975
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	2,200,000	2,268,442

		$9,052,417

Tax Assessment – 1.0%
Baltimore, MD, Special Obligation, “A”, 7%, 2038	$1,285,000	$1,264,774
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	915,000	853,466
Fishhawk Community Development District, FL, 7.04%, 2014	40,000	39,032
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 2040	500,000	448,180
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	2,250,000	2,241,225
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017 (d)	2,800,000	990,752
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	895,000	717,844
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 2037	1,770,000	1,085,116
Homestead 50, FL, Community Development District, Special Assessment, “B”, 5.9%,
2013	710,000	433,143
Katy, TX, Development Authority Rev., “B”, 6%, 2018	475,000	446,305
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (d)	105,000	50,400
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	45,000	35,162
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	1,250,000	1,013,288
Main Street Community Development District, FL, “A”, 6.8%, 2038	585,000	468,603

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Main Street Community Development District, FL, “B”, 6.9%, 2017	$1,210,000	$1,113,829
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,063,660
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,059,220
Panther Trace II Community Development District, FL, Special Assessment, “B”, 5%, 2010 (d)	120,000	98,400
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	665,000	539,814
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	660,000	463,848
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	155,000	109,177
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	97,115

		$16,632,353

Tobacco – 3.0%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2012 (c)	$1,660,000	$1,733,521
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	2,505,000	1,939,797
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	5,000,000	3,377,500
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	3,000,000	1,971,600
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	5,990,000	4,330,770
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	8,900,000	5,378,893
District of Columbia, Tobacco Settlement, 6.25%, 2024	980,000	982,685
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,070,000	2,256,652
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,910,000	1,283,940
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	475,000	324,596
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	1,580,000	53,499
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,436,506
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	1,500,000	1,468,425
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	2,585,000	2,463,324
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,000,000	2,112,980
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	2,930,000	1,774,760
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	8,350,000	4,960,735
Railsplitter Tobacco Settlement Authority, IL, 6%, 2028	5,745,000	5,635,271
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	4,405,000	345,044
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2041	3,600,000	151,740
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	2,000,000	2,059,060
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	185,000	186,907
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,485,000	4,347,714

		$51,575,919

Toll Roads – 1.6%
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	$1,495,000	$1,385,118
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	7,905,000	7,955,039
North Texas Tollway Authority Rev., 6%, 2043	3,470,000	3,440,713
Northwest Parkway Public Highway Authority Rev., CO, Capital Appreciation, “C”, ETM, AGM, 0% to 2011, 5.35% to 2016 (c)	1,000,000	1,131,710
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	10,965,000	8,185,921

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	$6,090,000	$6,119,171

		$28,217,672

Transportation - Special Tax – 2.2%
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	$1,475,000	$1,697,666
New Jersey Transportation Trust Fund Authority Rev., AGM, 5.5%, 2011 (u)	15,000,000	15,689,700
New Jersey Transportation Trust Fund Authority Rev., “D”, 5.25%, 2023	7,500,000	7,859,250
New York Metropolitan Transportation Authority Rev., AMBAC, 5%, 2030	5,000,000	5,025,600
New York Metropolitan Transportation Authority Rev., “A”, AGM, 5%, 2030	2,750,000	2,665,658
New York Metropolitan Transportation Authority Rev., ETM, 5.75%, 2013 (c)	3,120,000	3,285,734
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,178,716

		$37,402,324

Universities - Colleges – 13.3%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$2,500,000	$2,402,150
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	1,625,000	1,587,235
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,195,000	1,209,722
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	1,725,000	1,722,499
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 2040	1,700,000	1,638,885
Amherst, NY, Industrial Development Agency, Civic Facility Rev. (Daemen College Project), “A”, 6%, 2011 (c)	1,000,000	1,060,980
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	2,415,000	2,105,590
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	400,000	337,184
Bourbonnais, IL, Industrial Project Rev. (Olivet Nazarene University), 6%, 2035	1,150,000	1,164,352
Bourbonnais, IL, Industrial Project Rev. (Olivet Nazarene University), 5.5%, 2040	2,530,000	2,316,240
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,496,648
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,620,000	1,381,682
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	4,688,739
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,785,000	1,793,193
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	850,000	824,390
California State University Rev., “A”, AMBAC, 5%, 2026	6,795,000	6,894,683
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	216,734
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	233,559
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	925,000	933,492
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	3,000,000	2,875,170
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5.125%, 2034	2,400,000	2,344,056
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 2025	490,000	516,264
District of Columbia Rev. (Georgetown University), Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	11,570,000	6,473,299
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	7,355,000	7,288,805

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Florida Higher Educational Facilities, Financial Authority Rev. (Rollins College), 5%, 2037	$1,000,000	$935,470
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,185,000	2,412,153
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,470,000	2,118,445
Grand Valley, MI, State University Rev., 5.5%, 2027	985,000	1,009,861
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	491,458
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	8,235,000	7,257,670
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	1,650,000	1,816,452
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	2,244,861
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	5,705,000	4,439,460
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,300,000	5,410,134
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,225,000	1,254,339
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5.75%, 2030	650,000	631,332
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 6%, 2039	745,000	731,925
Los Angeles, CA, Community College District (Election of 2008), “C”, 5.25%, 2039	5,000,000	4,970,500
Los Angeles, CA, Community College, “B”, AGM, 5%, 2027	5,000,000	5,057,500
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 2039	3,000,000	3,002,730
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	2,280,000	2,179,543
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	2,995,000	2,747,314
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	512,039
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	599,437
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,205,000	1,119,421
Massachusetts Development Finance Agency Rev. (Boston University), SYNCORA, 6%, 2059	6,225,000	6,505,187
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5%, 2040	4,500,000	4,067,460
Massachusetts Development Finance Agency Rev. (Olin College), “B”, SYNCORA, 5.25%, 2033	3,750,000	3,625,125
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	880,000	874,342
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	420,000	390,487
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,245,000	2,246,774
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 2040	1,440,000	1,238,472
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	26,570,500
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,030,000	2,283,892
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5.625%, 2040	2,110,000	2,075,354
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	4,055,000	4,165,012
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	3,925,000	3,854,821
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	2,000,000	1,800,180
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	875,000	894,731

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	$3,465,000	$3,347,502
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,195,000	4,723,276
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,420,000	2,357,758
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,210,000	1,200,744
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2040	3,500,000	3,278,660
Rhode Island, Health & Educational Building Corp. (Rhode Island School of Design), “D”, SYNCORA, 5.5%, 2035	9,140,000	9,139,452
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	930,000	791,328
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,288,650
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	12,395,000	11,649,193
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	4,993,538
University of California, “A”, NATL, 4.5%, 2037	8,375,000	6,911,971
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 2040	5,560,000	4,546,523
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,875,000	1,972,069
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	1,665,000	1,687,994
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	610,000	620,297
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018	435,000	453,849
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023	520,000	537,571
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,165,000	2,222,026
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	630,000	587,425
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,265,000	1,165,546

		$229,515,304

Universities - Dormitories – 0.6%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$3,975,000	$3,718,255
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,025,000	834,022
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,614,717
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	1,000,000	1,010,350
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,035,000	996,550
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	510,000	489,161
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	895,000	856,864
Pennsylvania Higher Education Facilities Authority Rev., Student Housing Rev. (East Stroudsburg University), 5%, 2042	1,475,000	1,269,208

		$10,789,127

Universities - Secondary Schools – 1.9%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$5,045,000	$4,770,653

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Secondary Schools – continued
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$500,000	$530,305
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,355,000	2,111,493
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,425,000	1,286,034
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	1,815,000	1,740,730
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	4,330,000	4,716,582
District of Columbia Rev. (Gonzaga College High School), AGM, 5.25%, 2032	3,015,000	2,821,497
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2030	2,425,000	2,109,435
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2040	5,130,000	4,203,060
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,470,000	1,411,362
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)	100,000	43,357
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	3,000,000	2,740,110
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	400,000	401,704
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	480,000	429,312
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	415,000	402,542
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,795,000	2,832,257

		$32,550,433

Utilities - Investor Owned – 5.6%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$1,000,000	$1,003,230
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	2,460,000	626,316
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	3,000,000	2,652,540
California Statewide Communities Development Authority, Pollution Control Rev., “A”, 4.5%, 2029	6,000,000	5,455,140
Chautauqua County, NY, Industrial Development Agency, Exempt Facilities Rev. (Dunkirk Power), 5.875%, 2042	230,000	228,185
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,840,000	2,015,352
Delaware Economic Development Authority Rev. (Indian River Power LLC), 5.375%, 2045	7,400,000	6,513,628
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	5,990,000	5,584,118
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	9,975,000	9,689,915
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	3,655,000	3,753,173
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	4,000,000	3,783,280
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “A”, 5%, 2028	10,000,000	9,536,700
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	1,896,356
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,455,000	1,648,733
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	670,000	698,261
Matagorda County, TX, Navigation District No. 1 Rev. (Centerpoint Energy, Inc.), “A”, FRN, AMBAC, 5.25%, 2026	1,685,000	1,583,175

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	$2,045,000	$2,165,696
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	750,000	711,998
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	704,802
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	985,000	1,021,258
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	1,970,000	2,102,049
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	4,031,400
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	1,000,000	1,014,210
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 2039	5,000,000	4,895,750
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal (Duke Energy Carolinas LLC), 4.625%, 2040	2,000,000	1,787,700
Ohio Air Quality Development Authority Rev. (Ohio Valley Electric Corp.), “E”, 5.625%, 2019	1,390,000	1,426,029
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,670,000	1,604,503
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	4,580,000	4,866,433
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	4,135,000	3,992,136
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	3,715,000	3,740,076
Pima County, AZ, Industrial Development Authority, Industrial Rev. (Tucson Electric Power Co.), “A”, 5.25%, 2040	4,485,000	3,892,845
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	1,500,000	1,410,705
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC) “A”, 5.5%, 2022 (b)	500,000	467,760

		$96,503,452

Utilities - Municipal Owned – 6.1%
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011	$1,500,000	$1,573,875
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,751,150
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	167,684
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 2016	2,000,000	2,242,640
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	9,252,000
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 2020	7,350,000	8,442,137
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	422,170
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,560,000	1,563,182
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	26,485,000	28,271,413
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	2,860,000	3,019,731
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 2018	9,250,000	10,850,805
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,458,900
Northern California Transmission Agency, NATL, 7%, 2013	4,000,000	4,262,720
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	2,220,000	2,048,194
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	4,790,594
South Carolina Public Service Authority, “B”, AGM, 5.125%, 2037	8,500,000	8,553,210
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,412,214
Wyoming Municipal Power Agency, Power Supply, “A”, 5%, 2036	1,000,000	910,820

		$105,993,439

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 2.2%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$595,000	$653,774
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	1,810,000	1,867,449
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	4,545,000	4,620,720
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	845,000	822,422
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,627,178
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	3,725,000	3,892,327
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	4,909,231
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	10,020,000	8,526,018
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	1,575,000	1,616,675
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,500,000	1,498,860
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,633,615
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	2,326,734
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,215,000	2,143,566
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	2,605,000	2,468,941

		$38,607,510

Water & Sewer Utility Revenue – 4.3%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,770,000	$3,099,547

California Department of Water Resources Center (Central Valley Project Rev.), “AF”, 5%, 2028 (u)	23,825,000	24,577,155
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	3,580,000	3,616,480
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,290,000	1,298,475
Dallas, TX, Waterworks & Sewer System Rev., 5%, 2039	15,155,000	15,211,831
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	3,835,000	4,358,017
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	910,000	923,177
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	7,840,000	6,305,555
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	4,215,000	4,516,204
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	7,115,171
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	571,625
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	2,000,000	1,973,040
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,175,000	1,185,446

		$74,751,723

Total Municipal Bonds		$1,741,413,937

Floating Rate Demand Notes – 0.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.24%, due 1/03/11	$1,500,000	$1,500,000

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	31,867,751	$31,867,751

Total Investments		$1,774,781,688

Other Assets, Less Liabilities – (2.6)%		(44,260,898)

Net Assets – 100.0%		$1,730,520,790

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,616,291 representing 0.3% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

	Acquisition
Restricted Securities	Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,637,580
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RIBS	Residual Interest Bonds
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Income Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally tradedThe adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,741,413,937	$—	$1,741,413,937
Short Term Securities	—	1,500,000	—	1,500,000
Mutual Funds	31,867,751	—	—	31,867,751

Total Investments	$31,867,751	$1,742,913,937	$—	$1,774,781,688

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,702,669,619

Gross unrealized appreciation	$64,085,572
Gross unrealized depreciation	(59,252,604)

Net unrealized appreciation (depreciation)	$4,832,968

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Municipal Income Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,528,917	342,938,828	(323,599,994)	31,867,751

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$61,136	$31,867,751

MFS® New York Municipal Bond Fund

12/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.3%
Airport & Port Revenue – 2.3%
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	$1,000,000	$994,482
Port Authority NY & NJ (132nd Series), 5%, 2033	2,000,000	1,994,500
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	1,160,000	1,138,900
Port Authority NY & NJ, Special Obligation Rev. (JFK International), NATL, 6.25%, 2015	1,000,000	1,050,180

		$5,178,062

General Obligations - General Purpose – 2.5%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$495,000	$468,750
Commonwealth of Puerto Rico, “A”, 6%, 2038	845,000	858,216
New York, NY, “A”, 5%, 2039	1,500,000	1,499,925
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,103,340
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,011
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	357,163
State of California, 5.25%, 2040	1,275,000	1,187,892

		$5,480,297

General Obligations - Improvement – 0.5%
Erie County, NY, Public Improvement, “A”, FGIC, 5%, 2019	$140,000	$144,820
Guam Government, “A”, 6.75%, 2029	635,000	670,427
Guam Government, “A”, 5.25%, 2037	290,000	236,365
Guam Government, “A”, 7%, 2039	105,000	110,650

		$1,162,262

General Obligations - Schools – 1.8%
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028	$1,720,000	$1,748,621
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)	500,000	548,975
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	579,060
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	604,290
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	625,635

		$4,106,581

Healthcare Revenue - Hospitals – 10.3%
Albany, NY, Industrial Development Agency, Civic Facilities Rev. (St. Peters), “D”, 5.75%, 2027	$1,000,000	$1,001,600
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	105,000	105,138
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	445,000	400,500
Dutchess County, NY, Local Developement Corp. Rev. (Health Quest Systems),”A”, 5.75%, 2040	1,895,000	1,797,313
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	395,335
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	365,000	319,890
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	1,425,000	1,247,616
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	165,000	164,239
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	145,000	138,582
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,430,000	1,371,656
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	995,000	974,802
Monroe County, NY, Industrial Development Corp., Insured Mortgage Rev. (The Unity Hospital of Rochester), FHA, 5.75%, 2035	1,805,000	1,932,036

1

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	$55,000	$53,681
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	750,000	749,483
New York Dormitory Authority Rev., Non-State Supported Debt, 6.25%, 2037	750,000	714,390
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,495,000	1,577,464
New York Dormitory Authority Rev., Non-State Supported Debt (Highland Hospital), 5.2%, 2032	365,000	349,079
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 2034	2,000,000	2,155,660
New York Dormitory Authority Rev., Non-State Supported Debt (Long Island Jewish Medical Center), “A”, 5.5%, 2037	750,000	743,753
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2026	1,000,000	992,540
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	1,057,740
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	470,000	468,134
Saratoga County, NY, Industrial Development Agency Civic Facilities Rev., 5.25%, 2032	500,000	457,430
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	1,004,950
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	171,249
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	410,859
Westchester County, NY, Health Care Corp. Rev.,”B”, 6%, 2030	1,000,000	978,370
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	945,000	840,266
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “A”, 7.125%, 2031	300,000	289,134

		$22,862,889

Healthcare Revenue - Long Term Care – 1.5%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$327,724
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	550,000	504,306
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southhold, Inc.), 6%, 2040	1,000,000	950,750
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	385,000	366,266
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	120,000	119,856
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	180,000	180,164
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	381,480
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal on Hudson), “A”, 6.5%, 2013 (c)	300,000	332,538
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	20,215
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	133,842

		$3,317,141

Human Services – 0.8%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$192,497
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	661,675

3

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Human Services – continued
New York Dormitory Authority Rev., Non-State Supported Debt (Nysarc, Inc.), “A”, 6%, 2032	$705,000	$732,523
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033	215,000	189,961

		$1,776,656

Industrial Revenue - Airlines – 0.3%
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011	$100,000	$100,183
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	350,000	362,800
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	250,000	258,000

		$720,983

Industrial Revenue - Other – 2.3%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$3,180,000	$3,085,490
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	427,460
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol- Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,091,800
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	430,000	411,828

		$5,016,578

Industrial Revenue - Paper – 0.5%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$471,123
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	703,934

		$1,175,057

Miscellaneous Revenue - Entertainment & Tourism – 1.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	$1,750,000	$1,756,825
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	439,999	4
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	2,000,000	2,103,980

		$3,860,809

Miscellaneous Revenue - Other – 2.0%
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	$2,500,000	$2,566,300
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	1,000,000	1,015,650
Onondaga County, NY, Industrial Development Authority Rev. (Air Cargo), 6.125%, 2032	1,045,000	921,241

		$4,503,191

Multi-Family Housing Revenue – 4.0%
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 2040	$4,020,000	$3,771,403
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	800,000	711,896
New York Housing Finance Agency Rev., “A”, 5.25%, 2041	1,000,000	976,050
New York, NY, City Housing Development Corp., 5.5%, 2034	2,000,000	1,942,460
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	484,550
New York, NY, City Housing Development Corp., Multifamily Housing Rev., 4.8%, 2035	1,000,000	941,860

		$8,828,219

3

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 2.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$1,000,000	$984,550
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,070,000	1,084,541
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	630,000	593,655
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	930,000	954,459
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	930,000	870,982
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	11,315,000	489,826
Schenectady, NY, Metroplex Development Authority Rev., “A”, NATL, 5.375%, 2021	475,000	485,127

		$5,463,140

Single Family Housing - State – 1.7%
New York Mortgage Agency Rev., 5.1%, 2024	$315,000	$314,723
New York Mortgage Agency Rev., “130”, 4.65%, 2027	1,680,000	1,591,229
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	465,315
New York Mortgage Agency Rev., “156”, 5.35%, 2033	1,500,000	1,503,630

		$3,874,897

Solid Waste Revenue – 0.4%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	$850,000	$865,972

State & Agency - Other – 0.7%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$917,272
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	723,559

		$1,640,831

State & Local Agencies – 11.8%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.948%, 2037	$1,405,000	$885,024
New York Dormitory Authority (City University), “A”, 5.625%, 2016	2,450,000	2,773,180
New York Dormitory Authority (State University), 5.875%, 2017	1,130,000	1,310,269
New York Dormitory Authority Rev. (School Program), 6.25%, 2020	1,690,000	1,712,190
New York Dormitory Authority Rev., Mental Health Services, “D”, NATL, 5.25%, 2011 (c)	105,000	108,151
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, NATL, 5.25%, 2031	725,000	728,944
New York Dormitory Authority Rev., Non-State Supported Debt, 5%, 2032	2,000,000	1,931,820
New York Dormitory Authority Rev., State Supported Debt, AGM, 5.25%, 2030	25,000	25,027
New York Dormitory Authority Rev., State Supported Debt, 5%, 2035	2,000,000	1,939,920
New York Dormitory Authority Rev., State Supported Debt, “A”, 5%, 2033	2,000,000	1,965,520
New York Dormitory Authority State Personal Income Tax Rev., 5%, 2038	1,000,000	995,510
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,046,360
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	2,999,150
New York Urban Development Corp. Rev., “B-1”, 5%, 2036 (f)	3,000,000	2,991,240
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	2,098,940
Tobacco Settlement Financing Corp., NY, “A-1”, 5.5%, 2018	2,000,000	2,095,640
United Nations Development Corp., “A”, 5%, 2026	500,000	507,950

		$26,114,835

Tax - Other – 6.1%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,600,000	$1,681,888
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	270,000	268,547
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	90,000	88,099
Hudson Yards Infrastructure Corp. Rev., “A”, 5%, 2047	3,000,000	2,713,590
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	2,023,460
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, GNMA, 5%, 2026	3,000,000	3,075,690

4

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 2032	$1,000,000	$990,990
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	605,000	630,773
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	1,250,000	1,120,425
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,080,000	1,008,828

		$13,602,290

Tobacco – 2.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$320,000	$247,798
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	405,000	266,166
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	765,000	462,343
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,230,000	826,831
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	1,235,000	690,587
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	400,000	407,160
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	330,000	199,888
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	585,000	347,549
New York County Tobacco Trust II, 5.625%, 2035	800,000	677,864
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	359,810

		$4,485,996

Toll Roads – 3.0%
Triborough Bridge & Tunnel Authority Rev., NY, 5%, 2037	$2,000,000	$1,967,920
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 2029	2,000,000	2,057,480
Triborough Bridge & Tunnel Authority Rev., NY, “C”, 5%, 2038	2,000,000	1,982,060
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)	300,000	308,421
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, “A”, NATL, 5%, 2032	310,000	307,213

		$6,623,094

Transportation - Special Tax – 3.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$1,530,000	$1,500,808
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	2,000,000	1,885,900
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	2,410,000	2,233,974
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,225,860
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	480,000	505,498

		$8,352,040

Universities - Colleges – 21.1%
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	$1,000,000	$935,500
Amherst, NY, Development Corporation, Student Housing Facility Rev., “A”, AGM, 5%, 2040	2,000,000	1,882,060
Amherst, NY, Industrial Development Agency, Civic Facility Rev. (Daemen College Project), “A”, 6%, 2011 (c)	1,000,000	1,060,980
Bourbonnais, IL, Industrial Project Rev. (Olivet Nazarene University), 6%, 2035	120,000	121,498
Bourbonnais, IL, Industrial Project Rev. (Olivet Nazarene University), 5.5%, 2040	355,000	325,006
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2039	500,000	512,875
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5.75%, 2039	1,000,000	1,033,820
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,945,000	1,985,417
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,522,297
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami),”B”, 5.25%, 2029	1,375,000	1,357,414
Nassau County, NY, Industrial Development Agency Rev. (New York Institute of Technology), “A”, 4.75%, 2026	1,000,000	945,120

5

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	$985,000	$1,106,588
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	1,000,000	1,007,630
New York Dormitory Authority Rev. (New York University), “A”, 5%, 2038	3,000,000	2,955,900
New York Dormitory Authority Rev. (St. John’s University), “A”, NATL, 5%, 2017	300,000	305,802
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 2033	600,000	612,918
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,024,860
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.25%, 2029	1,000,000	948,970
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 2039	2,000,000	1,879,020
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	2,955,000	2,974,976
New York Dormitory Authority Rev., Non-State Supported Debt (Pratt Institute), “C”, ASSD GTY, 5%, 2034	1,000,000	948,380
New York Dormitory Authority Rev., Non-State Supported Debt (Rochester Institute of Technology), 5%, 2040	1,000,000	977,370
New York Dormitory Authority Rev., Non-State Supported Debt (St. Francis College), 5%, 2040	2,000,000	1,865,280
New York Dormitory Authority Rev., Non-State Supported Debt (St. Josephs College), 5.25%, 2035	2,000,000	1,941,000
New York Dormitory Authority Rev., Non-State Supported Debt (Teachers College), 5.5%, 2039	1,000,000	1,003,180
New York Dormitory Authority Rev., Non-State Supported Debt (Vassar College), 5%, 2049	1,000,000	938,510
New York Dormitory Authority Rev., Non-State Supported Debt (Yeshiva University), 5%, 2034	1,500,000	1,483,485
New York, NY, City Trust Cultural Resource Rev. (Juilliard), “A”, 5%, 2034	1,850,000	1,817,736
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 2040	2,000,000	1,932,600
Schenectady, NY, New York Dormitory Authority Rev. (Cornell University), “A”, AMBAC, 5%, 2032	2,000,000	2,004,160
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	482,910
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	2,144,856
Suffolk County, NY, Industrial Development Agency Rev. (New York Institute of Technology Project), 5%, 2026	850,000	825,325
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	2,500,000	2,349,575
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 2041	595,000	609,946

		$46,822,964

Universities - Dormitories – 0.4%
Canton, NY, Capital Resource Corp., Student Housing Facility Rev. (Grasse River LLC), “A”, AGM, 5%, 2045	$1,000,000	$887,150

Universities - Secondary Schools – 1.0%
New York Dormitory Authority Rev., Non-State Supported Debt (The New School University), 5.5%, 2040	$2,240,000	$2,188,861

Utilities - Investor Owned – 1.5%
Chautauqua County, NY, Industrial Development Agency, Exempt Facilities Rev. (Dunkirk Power), 5.875%, 2042	$1,000,000	$992,110

6

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	$790,000	$736,470
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”, AMBAC, 6.15%, 2024	1,500,000	1,504,080

		$3,232,660

Utilities - Municipal Owned – 5.0%
Guam Power Authority Rev., “A”, 5.5%, 2030	$515,000	$490,538
Long Island Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,084,170
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,136,040
Long Island Power Authority, Electric Systems Rev., “C”, 5%, 2035	2,000,000	1,923,140
Long Island Power Authority, Electric Systems Rev., “C”, AGM, 5%, 2035	1,520,000	1,461,586
New York Power Authority Rev., 5.25%, 2040	3,000,000	3,003,570
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	870,000	809,718
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	200,000	200,202

		$11,108,964

Utilities - Other – 0.5%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$1,085,000	$1,133,738

Water & Sewer Utility Revenue – 6.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$1,240,000	$1,252,636
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	500,000	474,370
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	289,022
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2031	1,330,000	1,337,501
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,149,181
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	1,005,000	1,029,663
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030	1,245,000	1,229,400
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5.125%, 2030	1,000,000	1,026,410
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	1,500,000	1,471,410
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	1,961,880
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	665,000	744,893
Suffolk County, NY, Water Authority Rev., NATL, 5.1%, 2012	660,000	700,735
Suffolk County, NY, Water Authority Rev., ETM, NATL, 5.1%, 2012 (c)	235,000	249,504

		$13,916,605

Total Municipal Bonds		$218,302,762

Money Market Funds (v) – 0.5%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	1,119,217	$1,119,217

Total Investments		$219,421,979

Other Assets, Less Liabilities – 1.2%		2,620,211

Net Assets – 100.0%		$222,042,190

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

7

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS New York Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$218,302,762	$—	$218,302,762
Mutual Funds	1,119,217	—	—	1,119,217

Total Investments	$1,119,217	$218,302,762	$—	$219,421,979

Other Financial Instruments
Futures	$303,210	$—	$—	$303,210

For further information regarding security characteristics, see the Portfolio of Investments.

9

MFS New York Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$220,216,228

Gross unrealized appreciation	$5,481,192
Gross unrealized depreciation	(6,275,441)

Net unrealized appreciation (depreciation)	$(794,249)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	20	$2,408,750	March-2011	$79,774
U.S. Treasury Bond 30 yr (Short)	USD	45	$5,495,625	March-2011	223,436

					$303,210

At December 31, 2010 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,797,699	48,030,966	(48,709,448)	1,119,217

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,851	$1,119,217

10

MFS® North Carolina Municipal Bond Fund

12/31/10
Quarterly portfolio holdings

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 100.1%
Airport & Port Revenue – 4.8%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,480,422
Charlotte, NC, Airport Rev., “A”, 4.75%, 2028	1,250,000	1,218,113
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2029	2,000,000	1,985,680
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2034	4,485,000	4,328,743
Charlotte, NC, Airport Rev., “A”, 5%, 2039	4,000,000	3,824,560
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2040	1,000,000	994,050
Raleigh Durham, NC, Airport Authority Rev., “A”, FGIC, 5.25%, 2018	2,700,000	2,769,984
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 2036	3,440,000	3,357,681

		$19,959,233

General Obligations - General Purpose – 0.6%
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	$905,000	$950,684
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,705,000	1,649,809

		$2,600,493

General Obligations - Improvement – 1.5%
Guam Government, “A”, 6.75%, 2029	$240,000	$253,390
Guam Government, “A”, 7%, 2039	265,000	279,260
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 2030	2,000,000	1,989,920
New Hanover County, NC, Public Improvement, “A”, 5%, 2030	2,000,000	2,092,860
North Carolina Capital Improvement Obligation, “A”, 5%, 2026	1,450,000	1,501,808

		$6,117,238

General Obligations - Schools – 2.4%
Brunswick County, NC, FGIC, 5%, 2020	$2,800,000	$2,898,280
Folsom Cordova, CA, Unified School District, School Facilities Improvement District No. 4 (Election 2006), Capital Appreciation, “A”, NATL, 0%, 2026	3,920,000	1,384,074
Los Angeles, CA, Unified School District, “D”, 5%, 2034	145,000	136,323
New Hanover County, NC, Public Improvement, 5%, 2012 (c)	1,435,000	1,521,559
New Hanover County, NC, School Improvement, 5%, 2011 (c)	1,255,000	1,303,694
San Diego, CA, Community College District, AGM, 5%, 2030	2,830,000	2,829,887

		$10,073,817

Healthcare Revenue - Hospitals – 23.6%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,511,180
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017	1,200,000	1,202,496
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2011 (c)	750,000	758,468
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	1,000,000	985,060
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5.25%, 2034	4,000,000	4,015,520
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2047	1,000,000	926,350
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. Unrefunded (Carolina Health Care System), “A”, 5%, 2031	2,695,000	2,654,737
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	725,000	635,397
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	380,000	382,804
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	1,140,000	1,217,281
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,613,485
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	310,000	308,571
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	245,000	234,156
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	2,450,000	2,350,040

1

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	$790,000	$789,084
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	1,110,000	1,088,555
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	90,000	87,841
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center Project), NATL, 5%, 2019	6,225,000	6,268,886
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 2036	4,500,000	4,412,475
North Carolina Medical Care Commission, (Morehead Memorial Hospital), AGM, 5%, 2026	2,000,000	2,016,860
North Carolina Medical Care Commission, Health Care Facilities Rev. (Blue Ridge Healthcare), “A”, 5%, 2036	3,850,000	3,419,609
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	1,155,000	1,020,650
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2035	1,620,000	1,573,231
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	2,000,000	1,920,400
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	3,500,000	3,360,700
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	1,945,000	1,826,394
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health, Inc.), “A”, 5.25%, 2040	3,000,000	2,840,070
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 2030	5,250,000	5,010,915
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021	2,045,000	2,057,025
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), “A”, ASSD GTY, 5.625%, 2038	500,000	505,230
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 2025	1,600,000	1,600,784
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 4.75%, 2035	2,000,000	1,771,020
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care System), AGM, 5.125%, 2032	900,000	882,018
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital), ASSD GTY, 4.625%, 2035	2,500,000	2,121,325
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems), 5.5%, 2011 (c)	2,825,000	2,960,430
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	3,054,542
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals), 5%, 2034	3,000,000	2,868,330
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2013	1,000,000	911,510
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2015	1,140,000	927,242
North Carolina Medical Care Commission, Hospital Rev., Unrefunded (St. Joseph’s), NATL, 5.1%, 2018	525,000	526,407
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., RADIAN, 5.5%, 2019	900,000	901,143
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,002,760
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 2026	1,155,000	1,162,923

2

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	$10,135,000	$10,749,181
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,339,778
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	1,930,000	1,854,325
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	470,000	486,577
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	270,000	280,225
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	635,000	660,495
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	2,195,000	2,299,109
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,495,000	1,329,309

		$97,682,903

Healthcare Revenue - Long Term Care – 1.1%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community), 6.375%, 2012 (c)	$1,000,000	$1,070,990
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	800,000	912,488
North Carolina Medical Care Commission, Retirement Facilities Rev. (Brookwood), 5.25%, 2032	750,000	569,100
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 2031	480,000	443,669
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 2039	1,520,000	1,389,842
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	35,000	35,376
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	220,000	226,501

		$4,647,966

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$860,000	$823,656

Industrial Revenue - Paper – 0.2%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 2034	$1,000,000	$973,740

Miscellaneous Revenue - Other – 0.5%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2025	$1,000,000	$1,042,120
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	1,920,000	499,411
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	1,890,000	554,337
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	100,000	100,450

		$2,196,318

Multi-Family Housing Revenue – 1.6%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,762,260
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035	2,000,000	1,867,100
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,277,925
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	1,000,000	987,700

3

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 2034	$1,000,000	$951,710

		$6,846,695

Sales & Excise Tax Revenue – 2.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$1,740,000	$1,763,647
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	5,190,000	4,890,589
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	4,540,000	964,659
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	4,135,000	944,434

		$8,563,329

Single Family Housing - State – 4.0%
North Carolina Housing Finance Agency Rev., “12-C”, 5.35%, 2033	$500,000	$500,570
North Carolina Housing Finance Agency Rev., “15-A”, AGM, 4.95%, 2032	395,000	362,867
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	2,320,000	2,219,382
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	2,015,000	1,752,304
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,925,000	1,794,639
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	1,180,000	1,231,460
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	1,980,000	1,767,209
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	1,965,000	1,850,460
North Carolina Housing Finance Agency Rev., “5-A”, 5.55%, 2019	1,600,000	1,591,232
North Carolina Housing Finance Agency Rev., “7-A”, 6.15%, 2020	350,000	350,263
North Carolina Housing Finance Agency Rev., “A”, 5.25%, 2020	1,045,000	1,045,084
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	205,000	205,898
North Carolina Housing Finance Agency Rev., “PP”, FHA, 6.15%, 2017	600,000	600,030
North Carolina Housing Finance Agency Rev., “RR”, 5.85%, 2028	1,145,000	1,145,126

		$16,416,524

State & Agency - Other – 3.6%
Cabarrus County, NC, COP (Installment Financing Contract), 5%, 2021	$5,500,000	$5,671,600
Charlotte, NC, COP (Transit Projects), 5%, 2033	3,000,000	2,983,860
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	1,967,772
Charlotte, NC, COP, “E”, 5%, 2026	760,000	786,858
Charlotte, NC, COP, “E”, 5%, 2034	2,000,000	1,980,840
Harnett County, NC, COP, AGM, 5.25%, 2015	1,020,000	1,091,879
Rockingham, NC, COP, AMBAC, 5.125%, 2024	350,000	361,252

		$14,844,061

State & Local Agencies – 9.5%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$645,000	$627,875
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 2039	5,130,000	5,053,204
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.948%, 2037	2,260,000	1,423,597
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	1,540,000	1,576,313
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2035	2,420,000	2,132,770
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2045	1,355,000	1,171,059
Harnett County, NC, COP, ASSD GTY, 5%, 2029	400,000	404,084
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 2027	3,230,000	3,292,597
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	2,660,000	2,745,785
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	354,158
Mooresville, NC, COP, 5%, 2032	3,120,000	2,969,210
Pitt County, NC, Limited Obligation, “A”, 5%, 2035	2,000,000	1,937,040

4

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	$1,740,000	$1,772,642
Rutherford County, NC, COP (Rutherford County School), AMBAC, 5%, 2023	840,000	876,019
Salisbury, NC, COP, ASSD GTY, 5.625%, 2026	1,000,000	1,058,530
Wake County, NC, 5%, 2033	6,000,000	6,047,520
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 2032	3,000,000	3,034,770
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	2,614,834

		$39,092,007

Tax - Other – 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$420,000	$417,740
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	141,938
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	1,005,000	1,047,813
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	305,000	284,373
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	350,000	313,719
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	305,000	294,487
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	2,090,000	1,952,269

		$4,452,339

Tobacco – 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$515,000	$398,801
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	680,000	446,896
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	1,295,000	782,659
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	75,000	45,429
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	605,000	359,430
Railsplitter Tobacco Settlement Authority, IL, 6%, 2028	1,975,000	1,937,277

		$3,970,492

Transportation - Special Tax – 3.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 6%, 2018	$10,850,000	$12,317,354
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	1,715,000	1,743,966

		$14,061,320

Universities - Colleges – 18.1%
Appalachian State University, NC, Rev., “C”, NATL, 5%, 2030	$1,000,000	$976,830
Bourbonnais, IL, Industrial Project Rev. (Olivet Nazarene University), 6%, 2035	230,000	232,870
Bourbonnais, IL, Industrial Project Rev. (Olivet Nazarene University), 5.5%, 2040	685,000	627,124
East Carolina University, NC, Rev., “A”, AMBAC, 5.25%, 2011 (c)	1,375,000	1,410,640
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,103,960
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	2,000,000	2,041,560
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,545,000	1,735,715
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	3,360,000	3,382,714
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University Project), 5.125%, 2018	510,000	530,844
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University Project), 5.125%, 2021	300,000	312,261
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2028	980,000	1,014,565
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2029	865,000	889,653
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2031	2,000,000	2,031,580

5

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2038	$1,000,000	$1,002,610
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	2,000,000	2,159,520
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2038	2,500,000	2,506,500
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2039	3,500,000	3,504,935
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.25%, 2042	2,020,000	1,731,827
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.75%, 2042	3,000,000	2,863,380
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, SYNCORA, 5.25%, 2022	1,870,000	1,893,450
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	3,240,000	3,288,082
North Carolina Capital Facilities, Finance Prerefunded (Duke University), “A”, 5.125%, 2011 (c)(f)	4,050,000	4,194,099
North Carolina Capital Facilities, Finance Unrefunded (Duke University) “A”, 5.125%, 2041	950,000	956,194
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 2020	2,180,000	2,186,453
University of North Carolina System, Pool Rev., “B-1”, 5.25%, 2024	1,615,000	1,715,663
University of North Carolina System, Pool Rev., “B-1”, 5.25%, 2025	1,705,000	1,794,086
University of North Carolina System, Pool Rev., “B-1”, 4.75%, 2035	1,230,000	1,103,248
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,052,060
University of North Carolina, Chapel Hill, 5%, 2031	3,250,000	3,308,695
University of North Carolina, Chapel Hill, 5%, 2036	3,000,000	3,022,500
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 2034	200,000	199,440
University of North Carolina, Greensboro Rev., “A”, AGM, 5%, 2020	2,835,000	2,895,471
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 2034	1,890,000	1,855,432
University of North Carolina, Systems Pool Rev., “B”, NATL, 5%, 2033	1,180,000	1,137,968
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 2034	2,000,000	1,929,320
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	2,000,000	2,015,300
University of North Carolina, Wilmington Rev., “A”, AMBAC, 5%, 2019	1,375,000	1,449,786
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,779,357
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 5%, 2032	2,910,000	2,733,305
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 4.75%, 2038	3,400,000	3,035,656

		$74,604,653

Utilities - Investor Owned – 1.7%
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal (Duke Energy Carolinas LLC), 4.625%, 2040	$2,000,000	$1,787,700
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal (Duke Energy Carolinas LLC), 4.625%, 2040	3,000,000	2,681,550
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	2,500,000	2,599,750

		$7,069,000

Utilities - Municipal Owned – 10.7%
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	$1,525,000	$1,588,928
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	520,000	555,370
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	16,274,628
North Carolina Eastern Municipal Power Agency, Power Systems Rev., “A”, 5%, 2019	2,745,000	2,936,930

6

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	$10,000,000	$10,458,900
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2020 (u)	6,000,000	6,256,380
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 2030	2,500,000	2,440,100
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	3,840,000	3,573,926

		$44,085,162

Utilities - Other – 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$1,695,000	$1,748,799
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,055,000	1,054,198
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	1,222,623
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	805,000	786,308

		$4,811,928

Water & Sewer Utility Revenue – 7.2%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 2032	$1,000,000	$1,003,850
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2035	3,000,000	2,987,280
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,701,129
Charlotte, NC, Water & Sewer System Rev., 5.5%, 2017	1,650,000	1,692,884
Charlotte, NC, Water & Sewer System Rev., “B”, ASSD GTY, 4.5%, 2039	3,000,000	2,861,040
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	805,000	914,786
Durham County, NC, Enterprise Systems Rev., NATL, 5%, 2023	1,675,000	1,745,417
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 2035	1,750,000	1,742,598
Greenville, NC, Combined Enterprise System Rev., AGM, 5%, 2016	1,005,000	1,045,592
Greenville, NC, Combined Enterprise System Rev., AGM, 5.25%, 2019	1,170,000	1,219,175
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 2033	2,400,000	2,351,832
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	712,236
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 2033	2,000,000	2,001,140
Kannapolis, NC, Water & Sewer Rev., “B”, AGM, 5.25%, 2021	1,000,000	995,320
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,015,080
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,616,288
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	2,000,000	2,031,460

		$29,637,107

Total Municipal Bonds		$413,529,981

Money Market Funds (v) – 1.0%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	3,947,947	$3,947,947

Total Investments		$417,477,928

Other Assets, Less Liabilities – (1.1)%		(4,445,435)

Net Assets – 100.0%		$413,032,493

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.

7

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS North Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$413,529,981	$—	$413,529,981
Mutual Funds	3,947,947	—	—	3,947,947

Total Investments	$3,947,947	$413,529,981	$—	$417,477,928

Other Financial Instruments
Futures	$407,811	$—	$—	$407,811

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$411,130,690

Gross unrealized appreciation	$10,362,215
Gross unrealized depreciation	(12,025,687)

Net unrealized appreciation (depreciation)	$(1,663,472)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

9

MFS North Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(3) Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	50	$6,106,250	March-2011	$248,263
U.S. Treasury Note 10 yr (Short)	USD	40	4,817,500	March-2011	159,548

					$407,811

At December 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,412,346	89,429,915	(91,894,314)	3,947,947

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,266	$3,947,947

10

MFS® Pennsylvania Municipal Bond Fund

12/31/10
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Pennsylvania Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.0%
Airport & Port Revenue – 3.3%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), NATL, 5.75%, 2014	$1,000,000	$1,048,550
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 2040	3,000,000	2,936,520
Sacramento County, CA, Airport Systems Rev., 5%, 2040	905,000	816,265

		$4,801,335

General Obligations - General Purpose – 4.3%
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.3%, 2018	$285,000	$287,371
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.4%, 2019	290,000	292,259
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	250,000	236,743
Commonwealth of Puerto Rico, “A”, 6%, 2038	425,000	431,647
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	1,860,000	2,170,360
Luzerne County, PA, NATL, 5.25%, 2012 (c)	500,000	541,695
Luzerne County, PA, AGM, 6.75%, 2023	500,000	541,360
North Huntingdon Township, PA, AMBAC, 5.25%, 2019	500,000	503,005
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	472,716
Reading, PA, AGM, 5%, 2029	750,000	701,078

		$6,178,234

General Obligations - Improvement – 0.1%
Guam Government, “A”, 6.75%, 2029	$75,000	$79,184
Guam Government, “A”, 7%, 2039	90,000	94,843

		$174,027

General Obligations - Schools – 13.2%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 2028	$1,000,000	$1,014,160
Bucks County, PA, Centennial School District, “B”, AGM, 5.25%, 2037	1,000,000	1,020,140
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2031	1,150,000	344,080
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2033	760,000	197,957
Daniel Boone, PA, School District, 5%, 2032	500,000	501,545
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	1,275,000	1,305,128
Garnet Valley, PA, School District, FGIC, 5.5%, 2015	750,000	780,338
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,032,780
Gateway, PA, Allegheny School District, FGIC, 5%, 2032	740,000	737,995
North Allegheny, PA, School District, FGIC, 5.05%, 2022	590,000	596,219
North Schuylkill, PA, School District, FGIC, 5%, 2028	650,000	651,313
Palmyra, PA, School District, FGIC, 5.375%, 2016	820,000	852,513
Pennridge, PA, School District, NATL, 5%, 2013 (c)	50,000	54,354
Pennsylvania Public School Building (Garnet Valley School District), AMBAC, 5.5%, 2011 (c)	1,005,000	1,008,618
Perkiomen Valley, PA, School District, AGM, 5%, 2011 (c)	280,000	282,044
Perkiomen Valley, PA, School District, AGM, 5%, 2019	220,000	221,606
Philadelphia, PA, School District, AGM, 5.75%, 2011 (c)	500,000	501,965
Reading, PA, School District, AGM, 5%, 2035 (f)	2,240,000	2,190,675
Scranton, PA, School District, “A”, AGM, 5%, 2027	1,340,000	1,355,812
South Park, PA, School District, FGIC, 5%, 2019	750,000	755,535
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	483,710
Upper Moreland, PA, School District, ASSD GTY, 5%, 2029	1,650,000	1,678,859
West Mifflin, PA, Area School District, AGM, 5.125%, 2031	500,000	507,455
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 2034	1,000,000	1,015,740

		$19,090,541

Healthcare Revenue - Hospitals – 18.7%
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), “A”, 4.75%, 2025	$850,000	$721,098

1

MFS Pennsylvania Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$1,000,000	$1,003,010
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	544,010
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	353,095
Blair County, PA, Hospital Authority Rev. (Altoona Regional Health System), 6%, 2039	750,000	733,830
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 2039	500,000	549,815
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2029	500,000	506,575
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 2040	1,000,000	923,410
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare Project), 4.5%, 2042	860,000	692,635
Dauphin County, PA, General Authority Health Systems Rev. (Pinnacle Health System), “A”, 5.75%, 2020	750,000	781,388
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	305,000	294,279
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), “A”, 5%, 2031	500,000	398,360
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2012 (c)	675,000	728,197
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	500,000	495,660
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	705,000	687,847
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 2034	1,000,000	985,870
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	500,000	465,355
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	390,000	386,642
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	555,415
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	191,704
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	850,000	746,827
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	337,736
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), NATL, 7%, 2016	220,000	244,253
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	571,782
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	668,304
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), AGM, 5.25%, 2019	500,000	508,800
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 2039	750,000	735,578
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	105,000	104,516
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	75,000	71,681
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	770,000	738,584
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	853,245
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	223,523
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	216,323
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	382,944
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	30,000	29,280

2

MFS Pennsylvania Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	$500,000	$469,475
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2011 (c)	100,000	101,165
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2011 (c)	650,000	657,527
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Temple University Health System), 5.5%, 2026	1,000,000	907,800
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2011 (c)	385,000	407,615
South Central, PA, General Authority Rev., 5.625%, 2026 (c)	490,000	504,122
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	805,980
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), ETM, 5.625%, 2011 (c)	110,000	112,862
South Fork, PA, Municipal Authority Rev. (Conemaugh Valley Memorial Hospital), “B”, ASSD GTY, 5.375%, 2035	750,000	705,788
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	665,000	638,925
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2033	500,000	466,430
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2040	500,000	440,590
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	155,000	160,467
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	350,000	342,794
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 2030	1,000,000	919,280
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	530,000	542,365
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	485,000	431,247

		$27,046,003

Healthcare Revenue - Long Term Care – 2.4%
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$250,000	$236,860
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	300,000	232,488
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	229,748
Cumberland County, PA, Municipal Authority Rev. (Ashbury Atlantic, Inc.), 6%, 2040	500,000	447,330
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	500,000	504,815
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	498,095
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	110,000	124,748
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	40,000	45,363
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project), 5.875%, 2031	500,000	478,510
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 2029	250,000	252,005
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	214,165

3

MFS Pennsylvania Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	$65,000	$64,922
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	105,000	105,096
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	10,000	10,108
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	70,000	72,069

		$3,516,322

Human Services – 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$142,937

Industrial Revenue - Other – 1.2%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (b)	$300,000	$311,133
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	150,000	152,034
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	1,000,000	950,930
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	270,000	258,590

		$1,672,687

Miscellaneous Revenue - Entertainment & Tourism – 1.3%
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Rev., AGM, 5%, 2035	$2,000,000	$1,898,020

Miscellaneous Revenue - Other – 0.4%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Air Cargo), 6.65%, 2025	$520,000	$499,013

Sales & Excise Tax Revenue – 1.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	$570,000	$584,991
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	570,000	533,828
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,300,000	296,920

		$1,415,739

Single Family Housing - Local – 0.8%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, GNMA, 4.75%, 2025	$360,000	$347,706
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	830,000	753,806

		$1,101,512

Single Family Housing - State – 5.8%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	$1,085,000	$1,085,271
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.75%, 2028	1,000,000	937,810
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033	100,000	99,934
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034	100,000	102,226
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “100-A”, 5.35%, 2033	955,000	941,324
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “103-C”, 5.4%, 2033	25,000	25,194
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “105-C”, 4.875%, 2034	500,000	480,585
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	1,135,000	1,007,244

4

MFS Pennsylvania Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	$375,000	$390,514
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	500,000	474,625
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95- A”, 4.875%, 2031	1,000,000	903,510
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “96-A”, 4.7%, 2037	740,000	650,031
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 2022	1,000,000	947,920
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4.875%, 2026	380,000	363,611

		$8,409,799

Solid Waste Revenue – 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$298,437
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	500,000	517,710

		$816,147

State & Agency - Other – 1.4%
State Public School Building Authority, PA School (Delaware County Community College), AGM, 5%, 2032	$2,000,000	$1,986,740

State & Local Agencies – 3.6%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$715,000	$768,496
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.948%, 2037	730,000	459,834
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 9.648%, 2018 (p)	50,000	57,482
Philadelphia, PA, Industrial Development Authority, AGM, 5.125%, 2011 (c)	1,000,000	1,045,170
Philadelphia, PA, Industrial Development Authority, AGM, 5.25%, 2011 (c)	750,000	784,575
Philadelphia, PA, Industrial Development Authority, 5.5%, 2023	500,000	528,235
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	500,000	514,045
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	1,003,850

		$5,161,687

Student Loan Revenue – 1.0%
Pennsylvania Higher Education, Capital Acquisition Rev., NATL, 5%, 2026	$1,500,000	$1,504,935

Tax - Other – 0.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$140,000	$139,247
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	44,050
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	125,000	128,889
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	135,533

		$447,719

Tax Assessment – 0.1%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$245,000	$198,276

Tobacco – 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$123,899
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	220,000	144,584
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	660,000	443,665
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	665,000	371,855

5

MFS Pennsylvania Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	$30,000	$18,172
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	210,000	124,761
Railsplitter Tobacco Settlement Authority, IL, 6%, 2028	520,000	510,068
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	90,000	83,123

		$1,820,127

Toll Roads – 1.6%
Pennsylvania Turnpike Commission, 5.5%, 2015	$250,000	$256,800
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	1,000,000	990,640
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	1,500,000	1,119,825

		$2,367,265

Transportation - Special Tax – 1.3%
Pennsylvania Turnpike Commission, NATL, 5%, 2024	$1,775,000	$1,813,393

Universities - Colleges – 18.1%
Adams County, PA, Industrial Development Authority Rev. (Gettysburg College), “A”, 5.875%, 2021	$250,000	$261,375
Allegheny County, PA (Chatham College), 5.95%, 2032	335,000	338,129
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	1,250,000	1,168,913
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 2024	1,000,000	1,021,800
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	249,638
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 2040	500,000	482,025
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 2031	250,000	251,113
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	1,002,970
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 2039	300,000	295,920
Delaware County, PA, Authority College Rev. (Haverford College), 5%, 2040	500,000	499,200
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	750,000	776,760
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 2031	565,000	520,071
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 2031	350,000	353,203
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 2040	1,000,000	949,770
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	496,465
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), “B”, 5%, 2023	500,000	504,365
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,050,000	1,071,819
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	467,400
Lycoming County, PA (College of Technology), AMBAC, 5.25%, 2032	750,000	689,520
Montgomery County, PA, Higher Education & Health Authority Rev. (Acadia University), 5.25%, 2030	1,100,000	1,076,449
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	505,000	567,337
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	244,198
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	500,000	520,695
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	500,000	457,170

6

MFS Pennsylvania Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	$500,000	$500,390
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 2037	630,000	593,082
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	500,000	496,175
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5%, 2037	500,000	450,035
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	511,215
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2040	1,500,000	1,405,140
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), 5%, 2040	1,000,000	937,350
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania), 4%, 2033	1,000,000	852,210
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	300,099
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031	300,000	284,502
Pennsylvania State University, “A”, 5%, 2029	1,000,000	1,028,160
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	940,800
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,037,750
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 2030	1,000,000	979,420
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 2035	1,000,000	924,650
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	663,810

		$26,171,093

Universities - Dormitories – 1.1%
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	$1,000,000	$957,390
Pennsylvania Higher Education Facilities Authority Rev., Student Housing Rev. (East Stroudsburg University), 5%, 2042	750,000	645,360

		$1,602,750

Universities - Secondary Schools – 1.2%
Pennsylvania Economic Development Financing Authority Rev., (Germantown Friends School Project), 5.35%, 2031	$600,000	$598,476
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 2040	500,000	470,515
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	665,000	645,037

		$1,714,028

Utilities - Cogeneration – 0.7%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$50,000	$49,349
Pennsylvania Economic Development Financing Authority Rev., Water Facilities Rev. (Aqua Pennsylvania, Inc.), “B”, 5%, 2043	1,000,000	990,380

		$1,039,729

Utilities - Investor Owned – 2.2%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 2039	$1,000,000	$959,470
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	415,000	430,276

7

MFS Pennsylvania Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	$110,000	$117,373
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	637,524
Pennsylvania Economic Development Financing Authority, Water Facility Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 2039	1,000,000	995,390

		$3,140,033

Utilities - Municipal Owned – 1.2%
Guam Power Authority Rev., “A”, 5.5%, 2030	$315,000	$300,026
Philadelphia, PA, Gas Works Rev., AGM, 5.5%, 2011 (c)	500,000	514,705
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,000,000	922,610

		$1,737,341

Utilities - Other – 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$545,000	$562,298
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	280,000	292,578
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	420,000	419,681
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	235,000	230,570
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	255,000	249,079

		$1,754,206

Water & Sewer Utility Revenue – 7.5%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 2040	$1,000,000	$972,930
Bucks County, PA (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	963,340
Cambridge, PA, Area Joint Authority Guaranteed Sewer Rev., 6%, 2037	500,000	507,420
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,006,570
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	775,000	735,274
Erie, PA, Water Authority Rev., AGM, 5%, 2043	1,000,000	940,160
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018	750,000	758,453
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	260,000	238,558
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	895,090
Lancaster County, PA, Water & Sewer Authority Rev., NATL, 5%, 2028	440,000	444,550
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 2032	1,000,000	987,470
St. Mary’s, PA, Water Authority Rev., 5.15%, 2030	750,000	744,570
Unity Township, PA, Municipal Authority Sewer Rev., AGM, 5%, 2034	1,660,000	1,646,205

		$10,840,590

Total Municipal Bonds		$140,062,228

Money Market Funds (v) – 2.5%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	3,579,022	$3,579,022

Total Investments		$143,641,250

Other Assets, Less Liabilities – 0.5%		726,129

Net Assets – 100.0%		$144,367,379

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

8

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS Pennsylvania Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$140,062,228	$—	$140,062,228
Mutual Funds	3,579,022	—	—	3,579,022

Total Investments	$3,579,022	$140,062,228	$—	$143,641,250

Other Financial Instruments
Futures	$151,158	$—	$—	$151,158

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$144,635,969

Gross unrealized appreciation	$2,451,987
Gross unrealized depreciation	(4,392,767)

Net unrealized appreciation (depreciation)	$(1,940,780)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

10

MFS Pennsylvania Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(3) Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10yr (Short)	USD	13	1,565,688	March-2011	$51,853
U.S. Treasury Bond 30yr (Short)	USD	20	2,442,500	March-2011	99,305

					$151,158

At December 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,841,475	28,891,218	(28,153,671)	3,579,022

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,605	$3,579,022

11

MFS® South Carolina Municipal Bond Fund

12/31/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.5%
Airport & Port Revenue – 2.5%
Horry County, SC, Airport Rev. (Myrtle Beach International Airport),”A”, 5%, 2040	$2,250,000	$2,077,515
Richland Lexington, SC, Airport Rev. (Columbia Airport), AGM, 5.125%, 2025	1,500,000	1,465,605
Richland-Lexington, SC, Airport District Rev.,”A”, AGM, 5%, 2026	680,000	683,835
South Carolina Ports Authority, Ports Rev., 5.25%, 2040	250,000	234,700

		$4,461,655

General Obligations - General Purpose – 3.2%
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	$1,000,000	$1,064,870
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	345,000	326,705
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	568,758
Hilton Head Island, SC, Rev., NATL, 5.125%, 2022	1,000,000	1,022,250
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	630,000	597,366
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,235,000	1,195,023
State of California, 6%, 2039	1,050,000	1,070,769

		$5,845,741

General Obligations - Improvement – 0.4%
Guam Government, “A”, 6.75%, 2029	$470,000	$496,221
Guam Government, “A”, 5.25%, 2037	280,000	228,214
Guam Government, “A”, 7%, 2039	50,000	52,691

		$777,126

General Obligations - Schools – 5.4%
Chesterfield County, SC, School District, AGM, 5%, 2023	$3,000,000	$3,152,100
Orangeburg County, SC, Consolidated School District, AGM, 5.25%, 2020	1,065,000	1,122,702
Orangeburg County, SC, Consolidated School District, AGM, 5.375%, 2022	2,050,000	2,119,557
Richland County, SC, School District, 5.1%, 2021	1,750,000	1,763,038
York County, SC, School District, 5%, 2030	1,570,000	1,595,073

		$9,752,470

Healthcare Revenue - Hospitals – 19.8%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	$400,000	$385,940
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	925,000	902,495
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	1,050,000	1,005,890
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 2037	3,000,000	2,683,470
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,878,890
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021	1,000,000	1,004,800
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 2039	1,000,000	943,460
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,055,000	967,931
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	550,000	511,891
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	155,000	156,144
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	480,000	512,539
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	865,000	862,543
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	284,115
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	284,115
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,351,845
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,121,920
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	465,000	412,236
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	400,000	399,536

1

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	$445,000	$436,403
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	585,000	609,365
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	1,049,459
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	282,721
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	970,784
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,500,000	1,481,205
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014	1,000,000	1,007,550
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), RADIAN, 5.25%, 2021	1,500,000	1,490,670
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023	1,000,000	1,001,760
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Kershaw Country Medical Center), 6%, 2038	1,330,000	1,276,202
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	752,948
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health), AGM, 5%, 2035	650,000	597,441
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	375,000	297,930
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	500,000	471,935
Spartanburg County, SC, Health Service Rev., “A”, ASSD GTY, 4.5%, 2027	650,000	585,494
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., AGM, 5.25%, 2012 (c)	1,425,000	1,505,627
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., AGM, 5.25%, 2032	825,000	769,865
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	770,000	739,808
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	105,000	108,976
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	255,000	265,238
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5.6%, 2029	685,000	672,732
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	945,000	989,821
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	640,000	569,069
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	400,000	392,400

		$35,995,163

Healthcare Revenue - Long Term Care – 0.7%
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	$400,000	$310,700
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	500,000	336,285
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	318,380
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	358,248

		$1,323,613

2

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Municipal Bonds – continued
Human Services – 0.5%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$860,000	$861,410

Industrial Revenue - Chemicals – 0.5%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$952,410

Industrial Revenue - Other – 0.9%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,241,780
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	385,000	368,730

		$1,610,510

Industrial Revenue - Paper – 0.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$1,020,150

Miscellaneous Revenue - Other – 1.2%
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	$795,000	$206,787
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	775,000	227,308
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2018	570,000	557,990
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2019	595,000	574,972
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2020	630,000	602,022
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	45,000	45,203

		$2,214,282

Multi-Family Housing Revenue – 1.1%
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$933,890
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	1,098,644

		$2,032,534

Sales & Excise Tax Revenue – 2.4%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$735,000	$723,644
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	745,000	764,594
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,500,000	1,404,810
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	1,840,000	390,963
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,690,000	385,996
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	725,000	709,195

		$4,379,202

Single Family Housing - State – 3.4%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.5%, 2034	$245,000	$253,310
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.2%, 2035	895,000	824,197
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	975,000	932,675
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 6%, 2020	290,000	297,349
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 5.35%, 2024	1,635,000	1,638,008
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	995,000	938,394

3

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Municipal Bonds – continued
Single Family Housing - State – continued
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 2032	$1,500,000	$1,330,125

		$6,214,058

Solid Waste Revenue – 0.5%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$971,290

State & Local Agencies – 3.5%
Charleston,SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 2031	$3,720,000	$3,561,677
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	620,000	634,620
Greenville County, SC, School District Installment Purchase Rev., 5%, 2027	500,000	493,800
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 2028	680,000	665,020
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	290,000	299,048
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025	685,000	686,939

		$6,341,104

Tax - Other – 1.4%
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2029	$750,000	$675,270
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2030	500,000	446,130
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	180,000	179,032
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	60,000	58,733
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	164,978
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	180,711
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	890,000	831,349

		$2,536,203

Tax Assessment – 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$440,000	$343,807

Tobacco – 2.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$225,000	$174,233
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	275,000	180,730
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	830,000	557,943
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	840,000	469,711
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	225,000	136,287
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	465,000	276,257
Railsplitter Tobacco Settlement Authority, IL, 6%, 2028	850,000	833,765
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	1,000,000	1,029,530

		$3,658,456

Transportation - Special Tax – 4.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$1,250,000	$1,226,150
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2023	500,000	506,715
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	2,034,640
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,629,438
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	2,500,000	2,443,350

		$7,840,293

Universities - Colleges – 11.2%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5%, 2024	$800,000	$813,080
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5.125%, 2034	1,260,000	1,230,629
College of Charleston, SC, Higher Education Facility Rev., “A”, FGIC, 5.25%, 2028	2,435,000	2,447,540

4

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Municipal Bonds – continued
Universities - Colleges – continued
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	$1,000,000	$937,300
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,055,000	1,080,267
South Carolina Educational Facilities Authority (Furman University), 5%, 2038	2,000,000	1,893,720
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	977,390
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2035	1,000,000	969,820
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,023,500
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2040	2,000,000	1,942,940
University of South Carolina, Higher Education Rev., “A”, 5%, 2035	2,555,000	2,558,679
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	999,950
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	1,815,000	1,816,053
University of South Carolina, University Rev., “A”, AGM, 5.25%, 2038	1,625,000	1,635,806

		$20,326,674

Utilities - Investor Owned – 1.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$800,000	$829,448
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	150,000	160,055
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024	2,000,000	2,004,820

		$2,994,323

Utilities - Municipal Owned – 9.9%
Easley, SC, Utility Rev., AGM, 5%, 2012 (c)	$1,000,000	$1,078,860
Easley, SC, Utility Rev., ASSD GTY, 5%, 2034	2,325,000	2,315,258
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 2021	175,000	184,515
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,116,772
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	530,000	510,968
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,085,000	1,009,820
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 2033	1,000,000	1,009,780
South Carolina Public Service Authority Rev. (Santee Cooper), “E”, 5%, 2040	2,000,000	2,012,940
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	2,500,000	2,623,425
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	2,007,680
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2037	510,000	513,142
South Carolina Public Service Authority, “B”, AGM, 5.125%, 2037 (f)	1,500,000	1,509,390

		$17,892,550

Utilities - Other – 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$685,000	$706,742
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	130,000	134,679
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	270,000	266,301
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	140,000	137,361
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	570,000	540,229
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	330,000	322,337

		$2,107,649

Water & Sewer Utility Revenue – 19.1%
Anderson County, SC, Joint Municipal Water, AGM, 5%, 2032	$1,000,000	$1,001,730
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032	2,000,000	1,973,080
Anderson County, SC, Water & Sewer Systems Rev., ASSD GTY, 5%, 2034	1,000,000	993,160
Beaufort-Jasper, SC, Waterworks & Sewer Systems Rev., AGM, 4.5%, 2031	1,000,000	993,390
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 2035	1,000,000	1,007,820
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,083,120
Columbia, SC, Waterworks & Sewer Systems Rev., AGM, 5%, 2029	1,020,000	1,035,341
Columbia, SC, Waterworks & Sewer Systems Rev., 5%, 2040	1,760,000	1,761,197
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,013,140
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2029	1,000,000	1,002,030
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 2024	1,000,000	1,049,450

5

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Greenville, SC, Stormwater Systems, AGM, 5%, 2022	$595,000	$604,151
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 2030	1,000,000	1,004,380
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	289,021
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2039	2,000,000	1,941,280
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2041	3,500,000	3,404,520
Lugoff-Elgin, SC, Water Authority Waterworks Systems Rev., NATL, 5.125%, 2032	920,000	877,927
Myrtle Beach, SC, Water & Sewer Authority Rev., AGM, 4.5%, 2028	1,770,000	1,688,385
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, AGM, 5.375%, 2023	500,000	518,444
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,250,000	1,261,112
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 2039	2,000,000	1,961,240
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 2025	540,000	546,896
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,200,000	1,094,196
Woodruff-Roebuck, SC, Water District & Water System Rev., AGM, 5%, 2040	4,250,000	4,036,650
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, NATL, 5%, 2027	1,490,000	1,503,961

		$34,645,621

Total Municipal Bonds		$177,098,294

Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	1,906,368	$1,906,368

Total Investments		$179,004,662

Other Assets, Less Liabilities – 1.4%		2,562,963

Net Assets – 100.0%		$181,567,625

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS South Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$177,098,294	$—	$177,098,294
Mutual Funds	1,906,368	—	—	1,906,368

Total Investments	$1,906,368	$177,098,294	$—	$179,004,662

Other Financial Instruments
Futures	$232,661	$—	$—	$232,661

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$180,776,232

Gross unrealized appreciation	$4,198,669
Gross unrealized depreciation	(5,970,239)

Net unrealized appreciation (depreciation)	$(1,771,570)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

MFS South Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(3) Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	17	2,047,438	March-11	$68,808
U.S. Treasury Bond 30 yr (Short)	USD	33	4,030,125	March-11	163,853

					$232,661

At December 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,744,864	50,495,583	(56,334,079)	1,906,368

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,861	$1,906,368

8

MFS® Tennessee Municipal Bond Fund

12/31/10
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.7%
Airport & Port Revenue – 2.1%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., AGM, 5.125%, 2021	$1,500,000	$1,501,665
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 2039	1,000,000	950,510

		$2,452,175

General Obligations - General Purpose – 9.5%
Blount County, TN, Public Building Authority, “B”, ASSD GTY, 4.75%, 2037	$1,500,000	$1,426,305
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	270,000	255,682
Commonwealth of Puerto Rico, “A”, 6%, 2038	455,000	462,116
Commonwealth of Puerto Rico, Unrefunded Public Improvement, AGM, 5%, 2024	770,000	770,508
Johnson City, TN, 5%, 2031	1,000,000	1,010,900
Manchester, TN, AGM, 5%, 2038	1,775,000	1,769,657
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2028	2,000,000	2,077,620
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	480,000	455,136
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	1,015,930
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	504,230
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	534,755
State of California, 6%, 2039	845,000	861,714

		$11,144,553

General Obligations - Improvement – 0.6%
Guam Government, “A”, 5.25%, 2037	$215,000	$175,236
Sevier County, TN, Public Building Authority, ASSD GTY, 4.75%, 2025	550,000	559,268

		$734,504

General Obligations - Schools – 2.0%
Rutherford County, TN, School & Public Improvement, 5%, 2022	$1,510,000	$1,597,565
Williamson County, TN, School District, 5%, 2026	740,000	805,216

		$2,402,781

Healthcare Revenue - Hospitals – 20.8%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	$1,000,000	$1,061,520
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare Project), 4.5%, 2042	715,000	575,854
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	295,000	284,631
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	680,000	663,456
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	500,000	465,355
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	125,000	125,923
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	405,000	432,455
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 2018 (c)	1,500,000	1,503,315
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	400,000	368,632
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	600,000	534,618
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	395,000	391,599
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	265,000	264,247
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	300,000	314,349
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic Healthcare Partners), 5.25%, 2030	1,000,000	964,200

1

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	$4,000,000	$742,200
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	3,250,000	3,476,753
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	876,040
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2013 (c)	545,000	589,172
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2022	455,000	455,592
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	598,408
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	85,000	84,608
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	510,000	509,408
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Group), “C”, 5%, 2040	1,500,000	1,456,875
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	625,000	682,594
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2031	500,000	489,335
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2036	1,250,000	1,214,900
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 2027	1,500,000	1,496,595
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), ETM, 6.5%, 2021 (c)	375,000	409,556
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Kershaw Country Medical Center), 6%, 2038	460,000	441,393
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	615,000	590,886
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	170,000	175,996
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	542,798
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)	1,000,000	55,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	225,000	223,070
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	785,000	822,233
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	535,000	475,706

		$24,359,272

Healthcare Revenue - Long Term Care – 0.5%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$412,560
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	233,643

		$646,203

Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$320,000	$306,477

2

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 2.5%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$1,000,000	$944,290
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	685,000	684,993
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 2026	1,000,000	928,600
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	585,000	152,164
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	570,000	167,181

		$2,877,228

Multi-Family Housing Revenue – 2.0%
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA, 6.125%, 2019	$320,000	$323,926
Knoxville, TN, Community Development Corp., 5%, 2024	1,000,000	1,043,850
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	504,870
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	454,867

		$2,327,513

Sales & Excise Tax Revenue – 2.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$525,000	$516,889
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,220,000	1,149,618
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	7,755,000	335,714
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,265,000	288,926

		$2,291,147

Single Family Housing - State – 8.4%
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	$575,000	$565,541
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	690,000	677,973
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	1,645,000	1,584,875
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	630,000	604,794
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2029	1,000,000	979,910
Tennessee Housing Development Agency Rev., Homeownership Program, AGM, 5.4%, 2032	550,000	530,359
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	440,000	456,267
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	1,810,000	1,815,502
Tennessee Housing Development Agency Rev., Homeownership Program, “1-A”, 5.7%, 2039	215,000	215,550
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 2024	1,480,000	1,447,011
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	930,000	944,722

		$9,822,504

State & Agency - Other – 0.8%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$974,400

State & Local Agencies – 14.4%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$210,000	$204,425

3

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2020	$700,000	$758,310
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2024	1,000,000	1,039,810
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	525,000	537,380
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2035	745,000	656,576
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	2,000,000	2,155,000
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,800,797
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 2029	2,500,000	2,511,125
Tennessee School Bond Authority (Higher Education Facilities), “A”, AGM, 5.25%, 2012 (c)	3,000,000	3,185,880
Tennessee School Bond Authority, “B”, 5.125%, 2033	2,000,000	2,058,260
Tennessee School Bond Authority, “C”, AGM, 5%, 2032	2,000,000	2,029,080

		$16,936,643

Tax - Other – 0.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$150,000	$149,193
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	50,000	48,944
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	625,000	583,812

		$781,949

Tobacco – 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$143,258
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	356,265
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	30,000	18,172
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	170,000	100,997
Railsplitter Tobacco Settlement Authority, IL, 6%, 2028	200,000	196,180
Tobacco Settlement Financing Corp., 5%, 2031	750,000	594,615

		$1,409,487

Transportation - Special Tax – 0.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$600,000	$610,134

Universities - Colleges – 4.4%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 2039	$500,000	$505,045
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	250,000	239,598
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	835,000	854,998
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020	1,000,000	1,002,610
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 2034	2,500,000	2,505,075

		$5,107,326

Utilities - Municipal Owned – 10.9%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$3,032,160
Citizens Gas Utility District, TN, Gas Rev., 5%, 2035	1,000,000	864,490
Clarksville, TN, Electric System Rev., “A”, 5%, 2034	1,250,000	1,237,938
Elizabethton, TN, Electric System Rev., NATL, 4.5%, 2027	500,000	479,030
Guam Power Authority Rev., “A”, 5.5%, 2030	300,000	285,750
Johnson City, TN, Electric Rev., AGM, 5%, 2029	1,000,000	1,017,100
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	208,264
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029 (f)	1,500,000	1,541,910

4

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., Capital Appreciation, NATL, 0%, 2012	$3,305,000	$3,245,014
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	870,000	809,718

		$12,721,374

Utilities - Other – 1.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$225,000	$221,917
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	115,000	112,832
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	85,000	82,923
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	1,137,324

		$1,554,996

Water & Sewer Utility Revenue – 12.8%
Anderson County, TN, Water Authority, Water & Sewer Rev., 5%, 2036	$750,000	$733,080
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,006,570
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	810,000	768,479
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	295,000	335,232
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2024	1,500,000	1,536,735
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2027	3,000,000	3,033,960
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,004,940
Hendersonville, TN, Utility District Waterworks & Sewer Rev., AGM, 5%, 2031	1,000,000	1,005,880
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 2037	2,620,000	2,620,786
Rutherford County, TN, Water Rev., NATL, 5%, 2027	770,000	780,980
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 2033	2,140,000	2,147,533

		$14,974,175

Total Municipal Bonds		$114,434,841

Money Market Funds (v) – 0.3%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	423,765	$423,765

Total Investments		$114,858,606

Other Assets, Less Liabilities – 2.0%		2,309,455

Net Assets – 100.0%		$117,168,061

(a)	Non-income producing security.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Tennessee Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$114,434,841	$—	$114,434,841
Mutual Funds	423,765	—	—	423,765

Total Investments	$423,765	$114,434,841	$—	$114,858,606

Other Financial Instruments
Futures	$130,321	$—	$—	$130,321

For further information regarding security characteristics, see the Portfolio of Investments .

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$115,646,895

Gross unrealized appreciation	$2,553,507
Gross unrealized depreciation	(3,341,796)

Net unrealized appreciation (depreciation)	$(788,289)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

MFS Tennessee Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(3) Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	15	$1,831,875	March-2011	$74,479
U.S. Treasury Note 10 yr (Short)	USD	14	1,686,125	March-2011	55,842

					$130,321

At December 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,250,146	25,225,151	(27,051,532)	423,765

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,530	$423,765

7

MFS® Virginia Municipal Bond Fund

12/31/10
Quarterly portfolio holdings

INVESTMENT MANAGEMENT

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.3%
Airport & Port Revenue – 6.1%
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 2028	$1,500,000	$1,483,815
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	1,000,000	1,004,100
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	698,422
Metropolitan Washington, DC, Airport Authority Rev., “A”, AGM, 5%, 2032	1,455,000	1,305,310
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 2035	3,000,000	2,630,760
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5.375%, 2017	1,755,000	1,776,604
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5%, 2022	3,000,000	3,014,220
Sacramento County, CA, Airport Systems Rev., 5%, 2040	2,095,000	1,889,585
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	3,000,000	2,702,280
Virginia Port Authority Facilities Rev., 5%, 2040	3,000,000	2,923,230
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	720,454

		$20,148,780

General Obligations - General Purpose – 2.9%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$645,000	$610,796
Commonwealth of Puerto Rico, “A”, 6%, 2038	1,070,000	1,086,735
Newport News, VA, Economic Development, “A”, 5%, 2031	1,595,000	1,626,198
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	882,403
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	937,094
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,565,000	1,514,341
Stafford County, VA, Industrial Development Authority Rev., “B”, NATL, 5%, 2034	3,060,000	2,800,543

		$9,458,110

General Obligations - Improvement – 0.5%
Arlington County, VA, 4.5%, 2013 (c)	$50,000	$53,735
Arlington County, VA, 4.5%, 2028	205,000	205,824
Guam Government, “A”, 6.75%, 2029	925,000	976,606
Guam Government, “A”, 5.25%, 2037	540,000	440,127
Guam Government, “A”, 7%, 2039	110,000	115,919

		$1,792,211

General Obligations - Schools – 0.8%
Los Angeles, CA, Unified School District, “D”, 5%, 2034	$125,000	$117,520
San Diego, CA, Community College District, AGM, 5%, 2030	2,570,000	2,569,897

		$2,687,417

Healthcare Revenue - Hospitals – 18.8%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$2,814,300
Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital Center Arlington Health Systems), 5.25%, 2011 (c)	2,600,000	2,687,464
Arlington County, VA, Industrial Development Authority, Hospital Facility Rev. (Virginia Hospital Center Arlington Health Systems), 5%, 2031	2,000,000	1,908,720
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	874,540
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2029	1,000,000	1,018,940
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2035	1,500,000	1,548,570
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “C”, 5%, 2025	500,000	507,825
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	1,890,140
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 2019	1,125,000	1,210,714
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	684,608
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	92,721

1

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	$1,915,000	$1,845,983
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 2042	2,000,000	1,942,640
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 2020	1,500,000	1,653,195
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	695,000	673,427
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	970,000	1,035,756
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	2,075,000	2,080,748
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital Center), “A”, 6.1%, 2012 (c)	1,000,000	1,082,630
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,635,000	1,449,477
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	200,000	191,148
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,995,000	1,913,604
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	635,000	634,263
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,315,000	1,364,996
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018	3,580,000	3,587,518
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	962,480
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 2033	2,000,000	1,873,620
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Bedford Memorial Hospital), “B”, ASSD GTY, 5%, 2038	3,000,000	2,845,560
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 2017 (c)	3,000,000	3,460,770
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	2,070,245
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	1,700,000	1,633,343
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	515,000	510,581
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 2040	4,000,000	3,926,720
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	2,000,000	1,702,960
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,548,554
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	220,000	228,331
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	530,000	551,280
Winchester, VA, Industrial Development Authority, Hospital Rev. (Valley Health Systems), “E”, 5.75%, 2039	3,000,000	2,999,970
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,880,000	1,969,168
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,280,000	1,138,138

		$62,115,647

Healthcare Revenue - Long Term Care – 1.5%
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	$750,000	$648,720

2

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2012 (c)	$200,000	$215,782
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2027	550,000	542,432
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	1,000,000	580,960
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	794,580
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	1,240,000	1,087,505
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	608,955
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	175,000	174,790
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	265,000	265,241

		$4,918,965

Industrial Revenue - Environmental Services – 1.0%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	$1,500,000	$1,558,065
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,833,370

		$3,391,435

Industrial Revenue - Other – 1.1%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,006,940
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,005,720
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	750,000	718,305

		$3,730,965

Industrial Revenue - Paper – 0.3%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$1,000,000	$907,740
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	1,750,000	17,500

		$925,240

Miscellaneous Revenue - Other – 0.2%
Norfolk, VA, Airport Authority Rev. (Air Cargo), 6.25%, 2030	$500,000	$450,765
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	80,000	80,360

		$531,125

Multi-Family Housing Revenue – 4.3%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	$3,000,000	$2,972,550
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	1,355,000	1,322,317
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	1,000,000	887,020
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2030	1,450,000	1,478,246
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 2045	3,050,000	2,905,766
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 2039	3,000,000	2,800,620
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 2045	2,125,000	2,014,989

		$14,381,508

Parking – 0.5%
Norfolk, VA, Parking Systems Rev., NATL, 5%, 2020	$1,630,000	$1,630,913

3

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 3.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$2,135,000	$2,102,014
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,470,000	1,489,977
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	4,650,000	4,381,742
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	3,795,000	806,362
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	3,285,000	750,294
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	1,320,000	1,291,224

		$10,821,613

Single Family Housing - State – 5.1%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$2,000,000	$1,888,760
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	1,955,500
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	1,805,640
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,203,325
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,186,595
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,411,894
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,617,277
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 2041	3,770,000	3,685,024
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	1,018,670

		$16,772,685

State & Agency - Other – 1.5%
Fairfax County, VA, COP, 6.1%, 2017	$3,090,000	$3,367,729
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021	1,500,000	1,545,630

		$4,913,359

State & Local Agencies – 13.3%
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	$1,000,000	$899,190
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), NATL, 6.25%, 2011	1,410,000	1,415,090
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), NATL, 5.25%, 2017	2,000,000	2,003,680
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.948%, 2037	1,915,000	1,206,278
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, NATL, 5%, 2030	2,500,000	2,310,700
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 2030	1,000,000	1,014,540
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), NATL, 5%, 2029	1,000,000	1,013,940
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, AGM, 5%, 2035	2,875,000	2,854,818
King George County, VA, Industrial Development Authority Lease Rev., AGM, 5%, 2036	2,000,000	1,999,860
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	1,000,000	981,110
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	2,335,000	2,410,304
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,078,460
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,160,820
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	508,015
Montgomery County, VA, Industrial Development, “B”, AMBAC, 6%, 2011 (c)	1,000,000	1,011,550
Montgomery County, VA, Industrial Development, “C”, AMBAC, 6%, 2011 (c)	1,120,000	1,132,936

4

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2012 (c)	$1,000,000	$1,057,560
Powhatan County, VA, 5%, 2032	2,500,000	2,534,425
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital Projects), AMBAC, 5.25%, 2033	1,000,000	1,010,550
Prince William County, VA, Lease Partnerships, 5%, 2021	1,500,000	1,590,480
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,445,000	1,472,108
Richmond, VA, Public Facilities (Megahertz Project), “A”, COP, AMBAC, 5%, 2022	1,600,000	1,609,360
Southwest Virginia Regional Jail Authority Rev., NATL, 5%, 2035	1,720,000	1,555,155
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	3,000,000	2,995,770
Virginia College Building Authority, Educational Facilities Rev., 4.5%, 2032	1,550,000	1,463,774
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2029	1,500,000	1,559,505
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,064,800
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 2029	1,050,000	1,092,273
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2030	1,000,000	1,025,200

		$44,032,251

Tax - Other – 1.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$365,000	$363,036
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	120,000	117,466
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	1,000,000	1,011,730
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	830,000	865,358
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	250,000	233,093
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	285,000	255,457
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	250,000	241,383
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,645,000	1,536,595

		$4,624,118

Tobacco – 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	$565,000	$371,318
Railsplitter Tobacco Settlement Authority, IL, 6%, 2028	1,575,000	1,544,918
Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,164,520
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	365,000	337,110
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	2,000,000	1,176,500

		$4,594,366

Toll Roads – 0.6%
Metropolitan Washington, DC, Airports Authority Rev. (Dulles Toll Road), “A”, 5%, 2039	$2,000,000	$1,892,080

Transportation - Special Tax – 0.9%
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	$1,485,000	$1,543,732
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	1,365,000	1,382,322

		$2,926,054

Universities - Colleges – 4.8%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,721,201
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,103,960
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	2,130,000	2,181,014
Lexington, VA, Industrial Development Authority Educational Facilities Rev., 5%, 2036	2,000,000	2,014,200
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 2030	615,000	546,821
University of Virginia (University Rev.), 5%, 2040	1,990,000	2,030,635
University of Virginia (University Rev.), “B”, 5%, 2027	2,690,000	2,764,700

5

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	$2,000,000	$1,906,879
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,180,000	1,810,358

		$16,079,768

Universities - Secondary Schools – 0.5%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 2040	$1,900,000	$1,776,119

Utilities - Investor Owned – 1.5%
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	$1,205,000	$1,123,348
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	3,000,000	3,049,439
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	704,802

		$4,877,589

Utilities - Municipal Owned – 6.0%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 2016 (c)	$240,000	$288,266
Guam Power Authority Rev., AMBAC, 5.25%, 2015	2,020,000	2,021,858
Guam Power Authority Rev., “A”, 5.5%, 2030	785,000	747,713
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,435,000	1,495,155
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	501,969
Puerto Rico Electric Power Authority, Power Rev., “WW”, 5.5%, 2038	2,000,000	1,950,200
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	2,540,000	2,364,003
Richmond, VA, Public Utilities Rev., AGM, 5%, 2012 (c)(f)	5,000,000	5,233,550
Richmond, VA, Public Utilities Rev., 5%, 2035	2,415,000	2,418,115
Richmond, VA, Public Utilities Rev., AGM, 5%, 2035	1,000,000	1,007,960
Richmond, VA, Public Utilities Rev., 5%, 2040	2,000,000	1,999,960

		$20,028,749

Utilities - Other – 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$944,282
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	555,000	547,397
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	284,534
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	215,000	208,066
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	1,080,458

		$3,064,737

Water & Sewer Utility Revenue – 20.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$1,885,000	$1,904,208
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	3,019,710
Fairfax County, VA, Water Authority Rev., 5%, 2012 (c)	800,000	843,992
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027	3,210,000	3,266,143
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2032	1,200,000	1,214,436
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	620,000	568,869
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,028,960
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2038	3,750,000	3,792,863
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,299,856
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	3,873,720
Norfolk, VA, Water Rev., 4%, 2039	4,400,000	3,692,436
Spotsylvania County, VA, Water & Sewer Rev., AGM, 5%, 2022	1,450,000	1,477,594
Spotsylvania County, VA, Water & Sewer Rev., AGM, 4.5%, 2032	1,500,000	1,413,345
Spotsylvania County, VA, Water & Sewer Rev., AGM, 4.75%, 2035	1,500,000	1,397,115
Spotsylvania County, VA, Water & Sewer Rev., AGM, 5%, 2035	1,000,000	972,480
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 4.75%, 2031	1,370,000	1,359,355

6

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	$2,000,000	$2,003,280
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	55,000	61,269
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	60,000	66,839
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	375,000	417,746
Virginia Resources Authority Rev., 5%, 2021 (u)	2,725,000	2,908,665
Virginia Resources Authority Rev., 5%, 2023 (u)	2,980,000	3,153,257
Virginia Resources Authority Rev., 5%, 2033 (u)	4,645,000	4,704,410
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,335,000	1,347,950
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,088,680
Virginia Resources Authority, Clean Water Rev., 5%, 2031	1,000,000	1,024,110
Virginia Resources Authority, Clean Water Rev., 5%, 2037	2,750,000	2,787,868
Virginia Resources Authority, Infrastructure Rev., 5%, 2017	330,000	333,043
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2019	230,000	236,146
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2020	240,000	246,413
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5.25%, 2033	3,000,000	3,094,860
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 2040	1,400,000	1,419,432
Virginia Resources Authority, Infrastructure Rev., “A”, NATL, 5.5%, 2011 (c)	660,000	677,635
Virginia Resources Authority, Infrastructure Rev., “A”, NATL, 5.5%, 2011 (c)	710,000	728,971
Virginia Resources Authority, Infrastructure Rev., “A”, NATL, 5.5%, 2011 (c)	700,000	718,704
Virginia Resources Authority, Infrastructure Rev., “A”, NATL, 5.5%, 2020 (c)	750,000	770,040
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,631,720
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), 5%, 2035	2,015,000	2,030,193

		$66,576,313

Total Municipal Bonds		$328,692,117

Money Market Funds (v) – 0.7%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	2,336,648	$2,336,648

Total Investments		$331,028,765

Other Assets, Less Liabilities – 0.0%		93,136

Net Assets – 100.0%		$331,121,901

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

7

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$328,692,117	$—	$328,692,117
Mutual Funds	2,336,648	—	—	2,336,648

Total Investments	$2,336,648	$328,692,117	$—	$331,028,765

Other Financial Instruments
Futures	$553,673	$—	$—	$553,673

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$329,404,473

Gross unrealized appreciation	$7,604,703
Gross unrealized depreciation	(11,405,176)

Net unrealized appreciation (depreciation)	$(3,800,473)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

9

MFS Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(3) Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	33	3,974,438	March-11	$131,627
U.S. Treasury Bond 30 yr (Short)	USD	85	10,380,625	March-11	422,046

					$553,673

At December 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,651,142	74,334,662	(75,649,156)	2,336,648

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,694	$2,336,648

10

MFS® West Virginia Municipal Bond Fund

12/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.7%
General Obligations - General Purpose – 10.9%
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	$1,500,000	$1,516,345
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	717,350
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	1,934,980
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	693,317
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	738,471
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	740,000	716,046
State of West Virginia, NATL, 5%, 2015	1,500,000	1,703,085
State of West Virginia, 4%, 2022	2,000,000	2,058,460
State of West Virginia, 4%, 2023	2,000,000	2,034,500
West Virginia Sewer Improvements, FGIC, 5.5%, 2017	2,565,000	2,569,104

		$14,681,658

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$35,000	$36,953
Guam Government, “A”, 5.25%, 2037	250,000	203,763
Guam Government, “A”, 7%, 2039	45,000	47,421

		$288,137

General Obligations - Schools – 4.5%
Monongalia County, WV, Board of Education, NATL, 5%, 2027	$2,350,000	$2,405,742
Putnam County, WV, Board of Education, 4%, 2020	2,500,000	2,633,200
Putnam County, WV, Board of Education, 4%, 2025	1,000,000	978,590

		$6,017,532

Healthcare Revenue - Hospitals – 13.0%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$725,000	$707,361
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	945,000	867,009
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	450,000	418,820
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	420,000	448,472
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	220,000	215,640
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	410,000	406,470
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	290,000	289,176
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	725,000	642,734
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	85,000	81,238
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	855,000	820,116
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	325,000	300,248
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), AGM, 5.2%, 2021	1,000,000	1,009,060
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	595,000	529,419
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2034	1,000,000	1,008,590
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	2,000,000	2,526,700
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical Office Building), 7.25%, 2014	860,000	862,847
West Virginia Hospital Finance Authority, Hospital Rev. (Health Systems Obligations), 5.75%, 2039	1,000,000	986,300
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	458,710

1

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	$2,500,000	$2,521,075
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	990,120
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Hospital), AMBAC, 5%, 2018	1,000,000	1,002,090
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	355,000	348,255

		$17,440,450

Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$350,000	$335,209

Miscellaneous Revenue - Other – 1.8%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Air Cargo), 6.65%, 2025	$545,000	$523,004
West Virginia, Higher Education Policy Commission Rev. (Community & Technology- Capital Improvement), “A”, 5%, 2039 (f)	2,000,000	1,935,120

		$2,458,124

Sales & Excise Tax Revenue – 2.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$1,015,000	$999,318
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	635,000	643,630
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	585,000	600,386
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	585,000	547,876

		$2,791,210

Single Family Housing Revenue - Local – 0.0%
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011	$10,000	$10,001

Single Family Housing - State – 4.3%
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	$850,000	$835,321
West Virginia Housing Development Fund Rev., “B”, 5.15%, 2032	3,255,000	3,118,974
West Virginia Housing Development Fund Rev., “C”, 4.75%, 2040	2,000,000	1,834,320

		$5,788,615

State & Local Agencies – 17.5%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$545,000	$557,851
West Virginia Building Commission, Lease Rev. “B”, AMBAC, 5.375%, 2018	2,500,000	2,580,800
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	8,040,000	8,451,728
West Virginia Economic Development Authority (Correctional Juvenile & Public), “A”, NATL, 5%, 2026	2,100,000	2,174,802
West Virginia Economic Development Authority (Correctional Juvenile Safety), “A”, NATL, 5%, 2029	1,530,000	1,524,461
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	998,610
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking Garage), AMBAC, 5.8%, 2020	1,260,000	1,274,931
West Virginia Economic Development Authority, Department of Environmental Protection, 5.5%, 2022	2,000,000	2,100,180
West Virginia Economic Development Authority, Lease Rev. (State Office Building), 5%, 2020	1,000,000	1,028,040
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2025	645,000	658,203
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2030	1,355,000	1,363,537

2

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	$795,000	$703,885

		$23,417,028

Tax - Other – 6.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$160,000	$159,139
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	55,000	53,838
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	360,000	375,336
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	110,000	102,561
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	120,000	107,561
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	110,000	106,208
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	390,000	364,299
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 2040	2,000,000	1,934,140
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2026	1,000,000	1,019,380
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2028	750,000	755,115
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 2030	2,000,000	1,982,780
West Virginia School Building Authority, Rev., “A”, FGIC, 5%, 2020	2,000,000	2,115,640

		$9,075,997

Tax Assessment – 0.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$458,070
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	276,354

		$734,424

Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$143,258
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	195,000	118,115
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	360,000	213,876
Railsplitter Tobacco Settlement Authority, IL, 6%, 2028	620,000	608,158

		$1,083,407

Transportation - Special Tax – 0.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$950,000	$931,874

Universities - Colleges – 15.1%
Fairmont State College, WV, College Rev., “A”, FGIC, 5.375%, 2027	$1,500,000	$1,517,805
Fairmont State College, WV, College Rev., “A”, FGIC, 5%, 2032	1,210,000	1,211,295
Fairmont State College, WV, College Rev., “B”, FGIC, 5%, 2032	2,250,000	2,158,538
Marshall University, WV, University Rev., 5%, 2030	2,000,000	1,934,880
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2041	400,000	400,304
Puerto Rico Industrial Tourist Education (University Plaza), NATL, 5%, 2021	1,270,000	1,272,413
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 2035	1,675,000	1,606,560
West Virginia Department of Higher Education (Marshall University), FGIC, 5.25%, 2019	1,680,000	1,706,762
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,525,635
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	2,000,000	1,980,960
West Virginia University, University Systems Rev. (West Virginia University), “A”, NATL, 5.5%, 2020	1,700,000	1,877,259
West Virginia University, University Systems Rev. (West Virginia University), “A”, NATL, 5.25%, 2028	2,000,000	2,047,840
West Virginia, Higher Education Facilities Rev., “B”, FGIC, 5%, 2034	1,000,000	974,440

		$20,214,691

3

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – 3.6%
Delaware Economic Development Authority Rev. (Indian River Power LLC), 5.375%, 2045	$585,000	$514,929
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022	750,000	750,900
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	470,000	487,301
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	340,000	362,790
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	269,439
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	3,000,000	2,506,440

		$4,891,799

Utilities - Municipal Owned – 1.0%
Guam Power Authority Rev., “A”, 5.5%, 2030	$325,000	$309,563
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,085,000	1,009,820

		$1,319,383

Utilities - Other – 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$615,000	$634,520
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	480,000	479,635
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	245,000	241,644
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	125,000	122,644
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	290,000	283,266

		$1,761,709

Water & Sewer Utility Revenue – 12.3%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$800,080
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	2,018,173
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	310,000	352,278
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	204,856
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	515,000	472,528
West Virginia Water Development Authority Loan Program, “A”, AGM, 5%, 2044	2,000,000	1,852,800
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,189,819
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,011,020
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,035,230
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,865,533
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	1,890,603
West Virginia Water Development Authority, Infrastructure Rev., “A”, AGM, 4.75%, 2045	2,000,000	1,794,300

		$16,487,220

Total Municipal Bonds		$129,728,468

Money Market Funds (v) – 2.2%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	2,954,721	$2,954,721

Total Investments		$132,683,189

Other Assets, Less Liabilities – 1.1%		1,513,873

Net Assets – 100.0%		$134,197,062

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

4

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS West Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$129,728,468	$—	$129,728,468
Mutual Funds	2,954,721	—	—	2,954,721

Total Investments	$2,954,721	$129,728,468	$—	$132,683,189

Other Financial Instruments
Futures	$55,842	$—	$—	$55,842

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$134,953,695

Gross unrealized appreciation	$1,805,401
Gross unrealized depreciation	(4,075,907)

Net unrealized appreciation (depreciation)	$(2,270,506)

The aggregate cost above includes prior fiscal year end tax adjustments.

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MFS West Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(3) Derivative Contracts at 12/31/10

Futures Contracts Outstanding at 12/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	14	$1,686,125	March-2011	$55,842

At December 31, 2010 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	795,623	32,501,591	(30,342,493)	2,954,721

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,867	$2,954,721

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: February 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: February 14, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 14, 2011

*	Print name and title of each signing officer under his or her signature.